UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end:  8/31

Date of reporting period:  2/28/15

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The Cavanal Hill Funds are distributed by BOSC, Inc., a registered Broker/Dealer, member FINRA/SIPC. BOSC, Inc. is a subsidiary of BOK Financial Corporation and an affiliate of Cavanal Hill Investment Management, Inc. and BOKF, NA.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities
February 28, 2015
(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Assets:
Investments, at cost	$355,570,254	$768,960,416	$250,039,295
Investments, at value	355,570,254	768,960,416	250,039,295
Repurchase agreements, at value/cost	698,400,000	557,000,000	—
Total Investments	1,053,970,254	1,325,960,416	250,039,295
Cash	70,831	—	—
Interest and dividends receivable	710,920	58,554	83,818
Receivable for capital shares reinvested	—	116	—
Receivable for investments sold	15,000,000	—	—
Receivable from fees waived or reimbursed	16,465	193,794	13,089
Prepaid expenses and other assets	64,352	57,092	19,833
Total Assets	1,069,832,822	1,326,269,972	250,156,035

Liabilities:
Distributions payable	—	10,151	—
Payable to custodian	—	29,999,183	—
Payable for investments purchased	—	25,000,000	—
Accrued expenses and other payables:
Administration fees	—	3,824	—
Distribution fees	—	25	—
Custodian fees	—	8,875	—
Trustee fees	3,663	3,936	754
Fund accounting, transfer agent and compliance fees	23,241	26,287	5,462
Other accrued liabilities	—	23,774	2,629
Total Liabilities	26,904	55,076,055	8,845
Net Assets	$1,069,805,918	$1,271,193,917	$250,147,190

Composition of Net Assets:
Shares of beneficial interest, at par	$10,698	$12,720	$2,501
Additional paid-in capital	1,069,795,726	1,271,955,520	250,144,616
Accumulated net investment income/(distributions in excess of net investment income)	29	(474)	10
Accumulated net realized gain/(loss) from investment transactions	(535)	(773,849)	63
Net Assets	$1,069,805,918	$1,271,193,917	$250,147,190

Net Assets:
Administrative Shares	$903,054,571	$798,996,544	$1,630,746
Service Shares	46,587,226	—	—
Institutional Shares	120,164,121	469,864,921	14,635,238
Select Shares	—	—	233,870,840
Premier Shares	—	2,332,452	10,366
Total	$1,069,805,918	$1,271,193,917	$250,147,190

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	902,963,871	799,360,668	1,626,585
Service Shares	46,607,755	—	—
Institutional Shares	120,235,026	470,272,275	14,640,131
Select Shares	—	—	233,870,531
Premier Shares	—	2,332,453	10,371
Total	1,069,806,652	1,271,965,396	250,147,618

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00	$1.00
Service Shares	$1.00	$—	$—
Institutional Shares	$1.00	$1.00	$1.00
Select Shares	$—	$—	$1.00
Premier Shares	$—	$1.00	$1.00

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued
February 28, 2015
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Assets:
Investments, at cost	$34,350,775	$171,581,853	$57,630,774	$86,114,743
Investments, at value	36,609,807	168,942,854	55,701,350	85,201,902
Investments in affiliates, at value/cost	1,342,488	1,102,072	2,283,290	3,465,861
Total Investments	37,952,295	170,044,926	57,984,640	88,667,763
Cash	—	47,033	700	3,717
Interest and dividends receivable	288,651	493,333	205,336	321,396
Receivable for capital shares issued	286,127	40,575	161,886	224,827
Receivable for capital shares reinvested	12,375	72,959	34,092	33,944
Receivable for investments sold	—	60,370	—	—
Receivable from fees waived or reimbursed	—	—	—	788
Prepaid expenses and other assets	30,601	35,677	31,647	26,398
Total Assets	38,570,049	170,794,873	58,418,301	89,278,833

Liabilities:
Distributions payable	75,792	170,647	55,336	106,708
Payable for investments purchased	692,301	—	1,450,221	2,662,887
Payable for capital shares redeemed	14,906	84,231	36,474	121,061
Accrued expenses and other payables:
Investment advisory fees	5,755	19,690	8,579	13,161
Administration fees	2,877	13,127	4,290	6,581
Distribution fees	437	7,298	88	—
Custodian fees	288	1,313	429	658
Trustee fees	116	559	170	268
Fund accounting, transfer agent and compliance fees	1,402	7,784	3,909	4,099
Other accrued liabilities	850	4,358	—	—
Total Liabilities	794,724	309,007	1,559,496	2,915,423
Net Assets	$37,775,325	$170,485,866	$56,858,805	$86,363,410

Composition of Net Assets:
Shares of beneficial interest, at par	$33	$177	$54	$90
Additional paid-in capital	35,521,072	192,571,885	66,742,595	87,898,294
Accumulated net investment income/(distributions in excess of net investment income)	(4,135)	(66,591)	38,473	(6,070)
Accumulated net realized gain/(loss) from investment transactions	(677)	(19,380,606)	(7,992,893)	(616,063)
Net unrealized appreciation (depreciation) on investments	2,259,032	(2,638,999)	(1,929,424)	(912,841)
Net Assets	$37,775,325	$170,485,866	$56,858,805	$86,363,410

Net Assets:
Investor Shares	$1,964,036	$44,555,219	$20,858,565	$8,165,129
Institutional Shares	34,365,415	122,878,872	28,895,834	77,234,007
A Shares	1,445,874	3,051,775	7,104,406	964,274
Total	$37,775,325	$170,485,866	$56,858,805	$86,363,410

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	173,847	4,630,476	1,973,939	846,225
Institutional Shares	3,038,196	12,776,935	2,731,525	8,006,433
A Shares	127,898	317,020	671,866	99,845
Total	3,339,941	17,724,431	5,377,330	8,952,503

Net Asset Value, offering price & redemption price per share:
Investor Shares	$11.30	$9.62	$10.57	$9.65
Institutional Shares	$11.31	$9.62	$10.58	$9.65
A Shares	$11.30	$9.63	$10.57	$9.66
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$11.53	$9.83	$10.79	$9.86

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded
February 28, 2015
(Unaudited)

		U.S. Large Cap	Opportunistic	World Energy
	Balanced Fund	Equity Fund	Fund	Fund
Assets:
Investments, at cost	$55,667,745	$28,797,259	$16,782,819	$45,763,107
Investments, at value	67,390,801	38,864,224	18,541,792	45,368,646
Investments in affiliates, at value/cost	1,867,888	386,750	550,745	3,602,064
Total Investments	69,258,689	39,250,974	19,092,537	48,970,710
Cash	37,204	461	—	1,905
Interest and dividends receivable	187,708	34,456	20,926	140,143
Receivable for capital shares issued	1,285	33,713	7,500	176,367
Receivable for investments sold	3,297	—	58,226	418,973
Receivable from fees waived or reimbursed	2,661	227	—	274
Prepaid expenses and other assets	39,688	31,737	25,782	71,325
Total Assets	69,530,532	39,351,568	19,204,971	49,779,697

Liabilities:
Payable for investments purchased	633,466	—	241,979	1,123,831
Payable for capital shares redeemed	—	84,749	4,119	6,962
Accrued expenses and other payables:
Investment advisory fees	18,376	11,856	15,870	20,898
Administration fees	5,250	2,964	1,430	3,623
Distribution fees	—	—	406	—
Custodian fees	525	296	143	362
Trustee fees	216	123	61	135
Fund accounting, transfer agent and compliance fees	4,105	926	489	1,226
Total Liabilities	661,938	100,914	264,497	1,157,037
Net Assets	$68,868,594	$39,250,654	$18,940,474	$48,622,660

Composition of Net Assets:
Shares of beneficial interest, at par	$49	$28	$13	$51
Additional paid-in capital	56,285,552	29,011,617	17,289,681	53,991,232
Accumulated net investment income/(distributions in excess of net investment income)	126,366	32,535	(32,971)	92,281
Accumulated net realized gain/(loss) from investment transactions	733,571	139,509	(75,222)	(5,066,443)
Net unrealized appreciation (depreciation) on investments	11,723,056	10,066,965	1,758,973	(394,461)
Net Assets	$68,868,594	$39,250,654	$18,940,474	$48,622,660

Net Assets:
Investor Shares	$12,194,278	$2,369,758	$1,377,809	$5,299,833
Institutional Shares	56,427,317	36,305,055	12,772,905	26,963,071
A Shares	236,769	565,627	4,696,703	9,569,347
C Shares	10,230	10,214	93,057	6,790,409
Total	$68,868,594	$39,250,654	$18,940,474	$48,622,660

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	875,990	167,667	97,809	553,110
Institutional Shares	4,042,098	2,554,097	900,024	2,811,490
A Shares	17,040	40,038	332,474	998,578
C Shares	736	723	6,611	712,342
Total	4,935,864	2,762,525	1,336,918	5,075,520

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$13.92	$14.13	$14.09	$9.58
Institutional Shares	$13.96	$14.21	$14.19	$9.59
A Shares	$13.89	$14.13	$14.13	$9.58
C Shares	$13.90	$14.12	$14.08	$9.53
Maximum Sales Charge:
A Shares	3.50%	3.50%	3.50%	3.50%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$14.39	$14.64	$14.64	$9.93

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations
Six Months Ended February 28, 2015
(Unaudited)

		Cash	Tax-Free
	U.S. Treasury	Management	Money
	Fund	Fund	Market Fund
Investment Income:
Interest income	$361,690	$632,387	$52,022
Dividend income	—	—	1,765
Total income	361,690	632,387	53,787

Expenses:
Investment advisory fees	847,018	916,172	181,643
Administration fees	677,619	732,942	145,315
Distribution fees - Administrative Shares	1,206,059	923,983	4,003
Distribution fees - Service Shares	48,778	—	—
Distribution fees - Premier Shares	—	1,732	26
Shareholder servicing fees - Administrative Shares	1,206,059	923,983	4,003
Shareholder servicing fees - Service Shares	48,778	—	—
Shareholder servicing fees - Institutional Shares	156,854	602,096	20,743
Shareholder servicing fees - Select Shares	—	—	277,978
Shareholder servicing fees - Premier Shares	—	866	13
Fund accounting, transfer agent and compliance fees	249,315	268,718	55,132
Custodian fees	56,473	61,084	12,111
Trustee fees	21,104	23,439	4,794
Professional fees	89,868	100,052	21,353
Printing fees	16,857	22,549	4,012
Registration fees	6,528	9,314	4,561
Other expenses	62,129	70,217	19,247

Total expenses before fee and expense reductions	4,693,439	4,657,147	754,934

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(938,029)	(916,681)	(237,219)
Administration fees waived	(677,619)	(707,547)	(145,184)
Custodian fees waived	(56,022)	(8,273)	(12,045)
Distribution fees waived - Administrative Shares	(1,206,059)	(923,983)	(4,003)
Distribution fees waived - Service Shares	(48,778)	—	—
Distribution fees waived - Premier Shares	—	(1,732)	(26)
Shareholder servicing fees waived - Administrative Shares	(1,206,059)	(923,983)	(4,003)
Shareholder servicing fees waived - Service Shares	(48,778)	—	—
Shareholder servicing fees waived - Institutional Shares	(156,854)	(602,096)	(20,743)
Shareholder servicing fees waived - Select Shares	—	—	(277,978)
Shareholder servicing fees waived - Premier Shares	—	(866)	(13)

Net expenses	355,241	571,986	53,720

Net investment income	6,449	60,401	67

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	(535)	52	215
Net realized/unrealized gains/(losses) on investments	(535)	52	215
Change in net assets resulting from operations	$5,914	$60,453	$282

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued
Six Months Ended February 28, 2015
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Investment Income:
Interest income	$590,115	$1,215,409	$499,524	$867,590
Dividend income from affiliates	3	165	109	151
Total income	590,118	1,215,574	499,633	867,741

Expenses:
Investment advisory fees	100,952	473,802	141,999	223,979
Administration fees	36,710	172,293	51,637	81,448
Distribution fees - Investor Shares	2,229	51,540	25,927	8,983
Distribution fees - A Shares	1,706	8,138	5,561	785
Shareholder servicing fees - Investor Shares	2,229	51,540	25,927	8,983
Shareholder servicing fees - Institutional Shares	41,952	155,687	33,057	92,040
Shareholder servicing fees - A Shares	682	3,255	2,225	314
Fund accounting, transfer agent and compliance fees	12,323	68,276	30,748	32,592
Custodian fees	1,836	8,615	2,582	4,073
Trustee fees	726	3,350	1,082	1,622
Professional fees	3,158	14,394	4,414	6,721
Printing fees	975	5,047	2,618	1,827
Registration fees	11,874	12,182	11,171	10,683
Other expenses	2,230	7,478	2,638	3,641

Total expenses before fee and expense reductions	219,582	1,035,597	341,586	477,691

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(64,242)	(344,583)	(90,363)	(142,531)
Administration fees waived	(18,355)	(86,145)	(25,818)	(40,723)
Shareholder servicing fees waived - Investor Shares	(2,145)	(49,823)	(24,925)	(8,970)
Shareholder servicing fees waived - Institutional Shares	(41,952)	(155,687)	(33,057)	(92,040)
Shareholder servicing fees waived - A Shares	(682)	(3,255)	(2,225)	(314)

Net expenses	92,206	396,104	165,198	193,113

Net investment income	497,912	819,470	334,435	674,628

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	(319)	(3,580)	(573,592)	(463,610)
Change in unrealized appreciation/depreciation on investments	(178,296)	186,776	722,141	1,221,911
Net realized/unrealized gains/(losses) on investments	(178,615)	183,196	148,549	758,301
Change in net assets resulting from operations	$319,297	$1,002,666	$482,984	$1,432,929

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded
Six Months Ended February 28, 2015
(Unaudited)

		U.S. Large Cap	Opportunistic	World Energy
	Balanced Fund	Equity Fund	Fund	Fund
Investment Income:
Interest income	$405,703	$—	$11,052	$125,742
Dividend income	369,188	242,056	109,187	345,583
Dividend income from affiliates	1,758	18	42	1
Foreign tax withholding	(434)	—	—	(8,169)
Total income	776,215	242,074	120,281	463,157

Expenses:
Investment advisory fees	247,138	129,712	126,233	151,339
Administration fees	66,795	37,598	18,701	43,284
Distribution fees - Investor Shares	14,788	2,862	1,785	6,272
Distribution fees - A Shares	286	765	5,903	10,980
Distribution fees - C Shares	16	16	43	27,937
Shareholder servicing fees - Investor Shares	14,788	2,862	1,785	6,272
Shareholder servicing fees - Institutional Shares	68,414	43,367	15,678	29,869
Shareholder servicing fees - A Shares	115	306	2,361	4,392
Shareholder servicing fees - C Shares	4	4	11	6,984
Fund accounting, transfer agent and compliance fees	32,981	9,513	6,958	14,815
Custodian fees	3,340	1,880	935	2,165
Trustee fees	1,472	700	388	776
Professional fees	6,366	2,950	1,615	3,235
Printing fees	1,708	1,049	1,420	2,605
Registration fees	9,842	8,954	17,133	8,997
Other expenses	4,277	2,505	1,850	1,834

Total expenses before fee and expense reductions	472,330	245,043	202,799	321,756

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(130,248)	(54,517)	(23,762)	(22,482)
Administration fees waived	(33,396)	(18,799)	(9,351)	(21,642)
Shareholder servicing fees waived - Investor Shares	(14,788)	(2,846)	(1,785)	(6,272)
Shareholder servicing fees waived - Institutional Shares	(68,414)	(43,367)	(15,678)	(29,869)
Shareholder servicing fees waived - A Shares	(115)	(306)	(2,361)	(4,392)
Shareholder servicing fees waived - C Shares	(4)	(4)	(11)	(6,984)

Net expenses	225,365	125,204	149,851	230,115

Net investment income	550,850	116,870	(29,570)	233,042

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	931,228	164,576	13,224	(5,055,021)
Change in unrealized appreciation/depreciation on investments	1,340,294	1,970,542	867,031	(3,075,050)
Net realized/unrealized gains/(losses) on investments	2,271,522	2,135,118	880,255	(8,130,071)
Change in net assets resulting from operations	$2,822,372	$2,251,988	$850,685	$(7,897,029)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2015	Year Ended	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014	(unaudited)	August 31, 2014
From Investment Activities:
Operations:
Net investment income	$6,449	$8,050	$60,401	$111,740
Net realized gains/(losses) from investment transactions	(535)	192	52	(228)
Change in net assets resulting from operations	5,914	8,242	60,453	111,512
Distributions to Shareholders:
From net investment income:
Administrative Shares	(5,539)	(6,591)	(36,553)	(60,004)
Service Shares	(187)	(285)	—	—
Institutional Shares	(694)	(1,156)	(23,824)	(51,716)
Premier Shares	—	—	(34)	(17)
From net realized gains:
Administrative Shares	—	(4,607)	—	—
Service Shares	—	(206)	—	—
Institutional Shares	—	(727)	—	—
Change in net assets from shareholder distributions	(6,420)	(13,572)	(60,411)	(111,737)
Change in net assets from capital transactions	(60,225,475)	82,082,130	75,102,664	11,787,289
Change in net assets	(60,225,981)	82,076,800	75,102,706	11,787,064
Net Assets:
Beginning of period	1,130,031,899	1,047,955,099	1,196,091,211	1,184,304,147
End of period	$1,069,805,918	$1,130,031,899	$1,271,193,917	$1,196,091,211
Accumulated net investment income/(distributions in excess of net investment income)	$29	$—	$(474)	$(464)

Share Transactions*:
Administrative Shares
Issued	757,998,267	2,294,275,921	582,190,029	1,690,661,672
Reinvested	2	7	395	817
Redeemed	(796,166,750)	(2,175,711,975)	(505,362,280)	(1,581,792,296)
Change in Administrative Shares	(38,168,481)	118,563,953	76,828,144	108,870,193
Service Shares
Issued	117,053,132	217,897,684	—	—
Redeemed	(120,432,786)	(207,851,443)	—	—
Change in Service Shares	(3,379,654)	10,046,241	—	—
Institutional Shares
Issued	74,084,318	146,174,064	912,219,277	842,507,560
Reinvested	—	45	249	1,327
Redeemed	(92,761,658)	(192,702,143)	(916,081,423)	(939,568,436)
Change in Institutional Shares	(18,677,340)	(46,528,034)	(3,861,897)	(97,059,549)
Premier Shares
Issued	—	—	6,327,806	1,918,931
Reinvested	—	—	34	16
Redeemed	—	—	(4,191,423)	(1,942,302)
Change in Premier Shares	—	—	2,136,417	(23,355)
Change in shares:	(60,225,475)	82,082,160	75,102,664	11,787,289

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Tax-Free Money Market Fund
	Six Months
	Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014
From Investment Activities:
Operations:
Net investment income	$67	$2,403
Net realized gains/(losses) from investment transactions	215	631
Change in net assets resulting from operations	282	3,034
Distributions to Shareholders:
From net investment income:
Administrative Shares	(1)	(21)
Institutional Shares	(4)	(160)
Select Shares	(65)	(2,222)
From net realized gains:
Administrative Shares	(4)	(2)
Institutional Shares	(53)	(18)
Select Shares	(655)	(292)
Change in net assets from shareholder distributions	(782)	(2,715)
Change in net assets from capital transactions	10,622,068	(78,760,421)
Change in net assets	10,621,568	(78,760,102)
Net Assets:
Beginning of period	239,525,622	318,285,724
End of period	$250,147,190	$239,525,622
Accumulated net investment income/(distributions in excess of net investment income)	$10	$13

Share Transactions*:
Administrative Shares
Issued	31,008,356	17,564,556
Redeemed	(31,309,278)	(19,271,641)
Change in Administrative Shares	(300,922)	(1,707,085)
Institutional Shares
Issued	62,806,859	112,178,164
Redeemed	(63,178,942)	(125,688,627)
Change in Institutional Shares	(372,083)	(13,510,463)
Select Shares
Issued	181,461,960	388,196,980
Redeemed	(170,166,832)	(451,739,936)
Change in Select Shares	11,295,128	(63,542,956)
Premier Shares
Issued	501	693
Reinvested	—	—
Redeemed	(556)	(611)
Change in Premier Shares	(55)	82
Change in shares:	10,622,068	(78,760,422)

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2015	Year Ended	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014	(unaudited)	August 31, 2014
From Investment Activities:
Operations:
Net investment income	$497,912	$1,082,439	$819,470	$1,474,311
Net realized gains/(losses) from investment transactions	(319)	(382)	(3,580)	(896,042)
Change in unrealized appreciation/depreciation on investments	(178,296)	1,097,396	186,776	3,075,090
Change in net assets resulting from operations	319,297	2,179,453	1,002,666	3,653,359
Distributions to Shareholders:
From net investment income:
Investor Shares	(22,070)	(59,571)	(177,724)	(414,969)
Institutional Shares	(458,892)	(976,582)	(696,921)	(1,419,577)
A Shares	(16,956)	(46,282)	(27,087)	(63,951)
From net realized gains:
Investor Shares	—	(4,463)	—	—
Institutional Shares	—	(63,662)	—	—
A Shares	—	(3,447)	—	—
Change in net assets from shareholder distributions	(497,918)	(1,154,007)	(901,732)	(1,898,497)
Change in net assets from capital transactions	1,908,709	(846,123)	1,790,188	24,354,094
Change in net assets	1,730,088	179,323	1,891,122	26,108,956
Net Assets:
Beginning of period	36,045,237	35,865,914	168,594,744	142,485,788
End of period	$37,775,325	$36,045,237	$170,485,866	$168,594,744
Accumulated net investment income/(distributions in excess of net investment income)	$(4,135)	$(4,129)	$(66,591)	$15,671

Capital Transactions:
Investor Shares
Proceeds from shares issued	$335,057	$121	$16,050,307	$18,371,010
Dividends reinvested	14,845	47,686	159,747	365,766
Cost of shares redeemed	(283,247)	(464,986)	(13,625,201)	(17,453,004)
Change in net assets from Investor Shares	66,655	(417,179)	2,584,853	1,283,772
Institutional Shares
Proceeds from shares issued	4,755,925	5,717,084	20,916,327	34,247,108
Dividends reinvested	48,040	121,541	195,571	377,270
Cost of shares redeemed	(3,091,675)	(6,053,684)	(16,989,028)	(16,529,743)
Change in net assets from Institutional Shares	1,712,290	(215,059)	4,122,870	18,094,635
A Shares
Proceeds from shares issued	149,351	733,186	1,101,339	9,534,620
Dividends reinvested	13,565	41,871	26,315	58,666
Cost of shares redeemed	(33,152)	(988,942)	(6,045,189)	(4,617,599)
Change in net assets from A Shares	129,764	(213,885)	(4,917,535)	4,975,687
Change in net assets resulting from capital transactions:	$1,908,709	$(846,123)	$1,790,188	$24,354,094

Share Transactions:
Investor Shares
Issued	29,622	10	1,669,482	1,918,310
Reinvested	1,310	4,246	16,601	38,198
Redeemed	(25,044)	(41,260)	(1,416,488)	(1,822,310)
Change in Investor Shares	5,888	(37,004)	269,595	134,198
Institutional Shares
Issued	419,481	508,722	2,176,973	3,581,347
Reinvested	4,235	10,837	20,339	39,410
Redeemed	(273,040)	(537,808)	(1,767,388)	(1,726,602)
Change in Institutional Shares	150,676	(18,249)	429,924	1,894,155
A Shares
Issued	13,153	65,412	114,425	996,584
Reinvested	1,196	3,722	2,736	6,121
Redeemed	(2,920)	(87,669)	(628,839)	(481,965)
Change in A Shares	11,429	(18,535)	(511,678)	520,740
Change in shares:	167,993	(73,788)	187,841	2,549,093

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2015	Year Ended	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014	(unaudited)	August 31, 2014
From Investment Activities:
Operations:
Net investment income	$334,435	$319,290	$674,628	$1,180,971
Net realized gains/(losses) from investment transactions	(573,592)	4,932	(463,610)	209,348
Change in unrealized appreciation/depreciation on investments	722,141	1,297,862	1,221,911	1,566,811
Change in net assets resulting from operations	482,984	1,622,084	1,432,929	2,957,130
Distributions to Shareholders:
From net investment income:
Investor Shares	(116,143)	(221,974)	(54,465)	(158,140)
Institutional Shares	(181,860)	(275,021)	(650,091)	(1,107,985)
A Shares	(25,205)	(19,643)	(4,751)	(4,332)
Change in net assets from shareholder distributions	(323,208)	(516,638)	(709,307)	(1,270,457)
Change in net assets from capital transactions	13,432,528	9,589,809	12,530,575	23,130,151
Change in net assets	13,592,304	10,695,255	13,254,197	24,816,824
Net Assets:
Beginning of period	43,266,501	32,571,246	73,109,213	48,292,389
End of period	$56,858,805	$43,266,501	$86,363,410	$73,109,213
Accumulated net investment income/(distributions in excess of net investment income)	$38,473	$27,246	$(6,070)	$28,609

Capital Transactions:
Investor Shares
Proceeds from shares issued	$5,867,586	$9,652,329	$1,283,262	$1,078,875
Dividends reinvested	109,025	211,330	53,949	156,639
Cost of shares redeemed	(4,653,651)	(9,656,803)	(218,254)	(4,579,977)
Change in net assets from Investor Shares	1,322,960	206,856	1,118,957	(3,344,463)
Institutional Shares
Proceeds from shares issued	10,958,971	11,248,585	14,264,931	29,632,611
Dividends reinvested	67,049	98,544	156,098	228,331
Cost of shares redeemed	(2,832,268)	(4,988,596)	(3,462,805)	(3,822,334)
Change in net assets from Institutional Shares	8,193,752	6,358,533	10,958,224	26,038,608
A Shares
Proceeds from shares issued	7,149,145	4,736,757	561,000	469,862
Dividends reinvested	24,075	18,958	4,456	3,590
Cost of shares redeemed	(3,257,404)	(1,731,295)	(112,062)	(37,446)
Change in net assets from A Shares	3,915,816	3,024,420	453,394	436,006
Change in net assets resulting from capital transactions:	$13,432,528	$9,589,809	$12,530,575	$23,130,151

Share Transactions:
Investor Shares
Issued	555,915	927,143	132,878	114,400
Reinvested	10,326	20,263	5,612	16,575
Redeemed	(441,050)	(930,173)	(22,664)	(484,370)
Change in Investor Shares	125,191	17,233	115,826	(353,395)
Institutional Shares
Issued	1,039,425	1,079,966	1,490,551	3,150,853
Reinvested	6,340	9,453	16,225	24,142
Redeemed	(268,034)	(479,726)	(360,231)	(405,240)
Change in Institutional Shares	777,731	609,693	1,146,545	2,769,755
A Shares
Issued	676,886	453,853	58,286	49,615
Reinvested	2,279	1,803	463	378
Redeemed	(309,119)	(164,920)	(11,641)	(3,983)
Change in A Shares	370,046	290,736	47,108	46,010
Change in shares:	1,272,968	917,662	1,309,479	2,462,370

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Balanced Fund		U.S. Large Cap Equity Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2015	Year Ended	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014	(unaudited)	August 31, 2014
From Investment Activities:
Operations:
Net investment income	$550,850	$1,173,682	$116,870	$245,031
Net realized gains/(losses) from investment transactions	931,228	4,160,894	164,576	3,831,277
Change in unrealized appreciation/depreciation on investments	1,340,294	3,954,911	1,970,542	2,568,288
Change in net assets resulting from operations	2,822,372	9,289,487	2,251,988	6,644,596
Distributions to Shareholders:
From net investment income:
Investor Shares	(108,008)	(214,475)	(5,000)	(11,264)
Institutional Shares	(575,095)	(992,009)	(117,542)	(244,931)
A Shares	(2,093)	(4,421)	(1,411)	(1,626)
From net realized gains:
Investor Shares	(659,753)	(839,434)	(233,937)	(220,253)
Institutional Shares	(3,130,616)	(3,092,116)	(3,494,002)	(3,288,079)
A Shares	(13,266)	(17,979)	(63,799)	(20,172)
Change in net assets from shareholder distributions	(4,488,831)	(5,160,434)	(3,915,691)	(3,786,325)
Change in net assets from capital transactions	2,217,128	(2,732,277)	2,818,655	5,691,988
Change in net assets	550,669	1,396,776	1,154,952	8,550,259
Net Assets:
Beginning of period	68,317,925	66,921,149	38,095,702	29,545,443
End of period	$68,868,594	$68,317,925	$39,250,654	$38,095,702
Accumulated net investment income/(distributions in excess of net investment income)	$126,366	$260,712	$32,535	$39,618

Capital Transactions:
Investor Shares
Proceeds from shares issued	$742,160	$1,252,368	$87,395	$236,133
Dividends reinvested	767,465	1,053,589	238,541	230,397
Cost of shares redeemed	(1,059,671)	(5,401,287)	(159,334)	(271,482)
Change in net assets from Investor Shares	449,954	(3,095,330)	166,602	195,048
Institutional Shares
Proceeds from shares issued	177,674	463,352	2,541,108	6,118,533
Dividends reinvested	3,704,671	4,082,406	3,223,116	2,394,491
Cost of shares redeemed	(2,124,283)	(4,122,506)	(3,138,003)	(3,507,243)
Change in net assets from Institutional Shares	1,758,062	423,252	2,626,221	5,005,781
A Shares
Proceeds from shares issued	20,599	52,770	57,738	507,384
Dividends reinvested	13,911	21,350	65,210	21,798
Cost of shares redeemed	(35,398)	(134,319)	(107,116)	(38,023)
Change in net assets from A Shares	(888)	(60,199)	15,832	491,159
C Shares(a)
Proceeds from shares issued	10,000	—	10,000	—
Change in net assets from C Shares	10,000	—	10,000	—
Change in net assets resulting from capital transactions:	$2,217,128	$(2,732,277)	$2,818,655	$5,691,988

Share Transactions:
Investor Shares
Issued	53,751	91,258	6,142	16,659
Reinvested	55,979	78,050	17,009	16,821
Redeemed	(74,616)	(395,420)	(11,300)	(18,829)
Change in Investor Shares	35,114	(226,112)	11,851	14,651
Institutional Shares
Issued	12,681	33,431	178,484	430,769
Reinvested	269,591	301,424	228,703	174,180
Redeemed	(151,362)	(300,211)	(219,908)	(244,453)
Change in Institutional Shares	130,910	34,644	187,279	360,496
A Shares
Issued	1,480	3,805	3,912	35,603
Reinvested	1,017	1,584	4,653	1,589
Redeemed	(2,512)	(10,046)	(7,805)	(2,691)
Change in A Shares	(15)	(4,657)	760	34,501
C Shares(a)
Issued	736	—	723	—
Change in C Shares	736	—	723	—
Change in shares:	166,745	(196,125)	200,613	409,648

(a)	Class C Shares commenced operations on December 31, 2014.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	Opportunistic Fund		World Energy Fund
	Six Months		Six Months	For the period
	Ended		Ended	Feb. 4, 2014(a)
	February 28, 2015	Year Ended	February 28, 2015	through
	(unaudited)	August 31, 2014	(unaudited)	Aug. 31, 2014
From Investment Activities:
Operations:
Net investment income	$(29,570)	$10,313	$233,042	$167,564
Net realized gains/(losses) from investment transactions	13,224	511,180	(5,055,021)	208,800
Change in unrealized appreciation/depreciation on investments	867,031	884,250	(3,075,050)	2,680,589
Change in net assets resulting from operations	850,685	1,405,743	(7,897,029)	3,056,953
Distributions to Shareholders:
From net investment income:
Investor Shares	(152)	—	(16,800)	(8,296)
Institutional Shares	(9,216)	(20,811)	(108,285)	(59,854)
A Shares	(303)	(2,163)	(30,285)	(19,628)
C Shares	—	—	(13,397)	(5,890)
From net realized gains:
Investor Shares	(42,158)	(43,232)	(30,774)	—
Institutional Shares	(342,398)	(414,268)	(148,991)	—
A Shares	(131,936)	(135,952)	(55,522)	—
C Shares	—	—	(37,312)	—
Change in net assets from shareholder distributions	(526,163)	(616,426)	(441,366)	(93,668)
Change in net assets from capital transactions	(475,217)	10,427,208	16,198,440	37,799,330
Change in net assets	(150,695)	11,216,525	7,860,045	40,762,615
Net Assets:
Beginning of period	19,091,169	7,874,644	40,762,615	—
End of period	$18,940,474	$19,091,169	$48,622,660	$40,762,615
Accumulated net investment income/(distributions in excess of net investment income)	$(32,971)	$6,270	$92,281	$28,006
Capital Transactions:
Investor Shares
Proceeds from shares issued	$229,402	$672,880	$2,064,291	$5,389,021
Dividends reinvested	38,404	42,563	44,138	8,012
Cost of shares redeemed	(318,823)	(108,247)	(1,071,256)	(411,898)
Change in net assets from Investor Shares	(51,017)	607,196	1,037,173	4,985,135
Institutional Shares
Proceeds from shares issued	1,653,926	7,168,751	14,208,565	19,870,491
Dividends reinvested	290,658	368,210	165,900	13,804
Cost of shares redeemed	(2,230,683)	(1,003,737)	(4,091,403)	(344,616)
Change in net assets from Institutional Shares	(286,099)	6,533,224	10,283,062	19,539,679
A Shares
Proceeds from shares issued	335,080	3,983,778	3,213,676	8,795,004
Dividends reinvested	128,801	136,520	83,595	19,306
Cost of shares redeemed	(693,682)	(833,510)	(1,124,382)	(280,629)
Change in net assets from A Shares	(229,801)	3,286,788	2,172,889	8,533,681
C Shares(b)
Proceeds from shares issued	91,700	—	2,918,599	4,744,802
Dividends reinvested	—	—	47,028	5,573
Cost of shares redeemed	—	—	(260,311)	(9,540)
Change in net assets from C Shares	91,700	—	2,705,316	4,740,835
Change in net assets resulting from capital transactions:	$(475,217)	$10,427,208	$16,198,440	$37,799,330
Share Transactions:
Investor Shares
Issued	17,010	49,746	207,633	488,157
Reinvested	2,784	3,127	4,525	702
Redeemed	(23,671)	(7,936)	(109,936)	(37,971)
Change in Investor Shares	(3,877)	44,937	102,222	450,888
Institutional Shares
Issued	121,182	522,476	1,392,179	1,864,880
Reinvested	20,929	26,867	17,060	1,209
Redeemed	(162,215)	(73,008)	(432,967)	(30,871)
Change in Institutional Shares	(20,104)	476,335	976,272	1,835,218
A Shares
Issued	24,506	290,041	317,544	810,560
Reinvested	9,307	10,000	8,576	1,693
Redeemed	(50,585)	(60,704)	(114,235)	(25,560)
Change in A Shares	(16,772)	239,337	211,885	786,693
C Shares(b)
Issued	6,611	—	295,303	438,386
Reinvested	—	—	4,810	491
Redeemed	—	—	(25,784)	(864)
Change in C Shares	6,611	—	274,329	438,013
Change in shares:	(34,142)	760,609	1,564,708	3,510,812

(a)	Commencement of operations February 4, 2014.
(b)	Class C Shares of Opportunistic Fund commenced operations on December 31, 2014.

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Principal
Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (33.2%)
U.S. Treasury Bill
$100,000,000	0.01%, 3/12/15 (a)	$99,999,631
U.S. Treasury Notes
60,000,000	0.07%, 1/31/16 (b)	59,996,551
10,000,000	0.25%, 5/15/15	10,002,838
10,000,000	0.25%, 7/15/15	10,003,561
5,000,000	0.25%, 8/15/15	5,002,306
25,000,000	0.25%, 9/15/15	25,015,080
35,000,000	0.25%, 11/30/15	35,021,293
20,000,000	0.25%, 12/15/15	20,014,639
5,000,000	0.38%, 3/15/15	5,000,400
10,000,000	0.38%, 4/15/15	10,002,687
15,000,000	0.38%, 6/15/15	15,011,747
5,000,000	1.25%, 8/31/15	5,027,718
10,000,000	1.38%, 11/30/15	10,091,291
10,000,000	2.13%, 5/31/15	10,050,026
10,000,000	2.50%, 3/31/15	10,019,506
15,000,000	4.13%, 5/15/15	15,123,537
10,000,000	4.25%, 8/15/15	10,187,443
Total U.S. Treasury Obligations		355,570,254

Repurchase Agreements (65.3%)
95,000,000	Bank of Montreal, 0.05%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $95,000,396, collateralized by various U.S. Treasury Obligations, (0.75% - 3.88%), (9/30/15 - 8/15/40), fair value $96,900,030)	95,000,000
208,400,000	Credit Agricole CIB, 0.06%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $208,401,042, collateralized by U.S. Treasury Notes, (0.13%), (4/15/17), fair value $212,568,062)	208,400,000

Principal
Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$10,000,000	Goldman Sachs & Co., 0.02%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $10,000,017, collateralized by various U.S. Treasury Obligations, (1.00% - 3.75%), (9/30/16 - 8/15/41), fair value $10,200,017)	$10,000,000
185,000,000	RBC Capital Markets, LLC, 0.05%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $185,000,771, collateralized by various U.S. Treasury Obligations, (0.00% - 8.88%), (4/23/15 - 5/15/44), fair value $188,700,072)	185,000,000
200,000,000	Societe Generale, 0.07%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $200,001,167, collateralized by various U.S. Treasury Obligations, (0.00% - 1.50%), (8/31/18 - 5/15/44), fair value $204,000,001)	200,000,000
Total Repurchase Agreements		698,400,000

Total Investments (Cost $1,053,970,254) (c) — 98.5%		1,053,970,254
Other assets in excess of liabilities — 1.5%		15,835,664
Net Assets — 100.0%		$1,069,805,918

(a)	Rate represents the effective yield at purchase.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Principal
Amount	Security Description	Amortized Cost

Certificates of Deposit (6.7%)
$10,000,000	Rabobank Nederland NV NY, 0.21%, 4/9/15 (a)	$10,000,000
15,000,000	Rabobank Nederland NV NY, 0.25%, 12/2/15 (a)	15,000,000
30,000,000	Svenska Handelsbanken NY, 0.22%, 4/21/15	30,000,000
30,000,000	Toronto Dominion Bank NY, 0.17%, 4/7/15	30,000,000
Total Certificates of Deposit		85,000,000

Commercial Paper (27.9%)
Banks (9.3%)
30,000,000	Australia & New Zealand Banking Group Ltd., 0.16%, 3/16/15 (b)(c)	29,998,001
30,000,000	Commonwealth Bank of Australia, 0.19%, 4/7/15 (b)(c)	29,994,142
30,000,000	National Australia Bank Ltd., 0.19%, 3/27/15 (b)(c)	29,995,883
30,000,000	Nordea Bank AB, 0.18%, 6/2/15 (b)	29,986,438
		119,974,464
Beverages (2.4%)
30,000,000	Coca-Cola Co., 0.19%, 6/22/15 (b)(c)	29,982,108
Food Products (2.3%)
30,000,000	Nestle Capital Corp., 0.17%, 7/1/15 (b)(c)	29,982,717
Industrial Conglomerates (2.4%)
30,000,000	3M Co., 0.10%, 3/18/15 (b)(c)	29,998,583
Information Technology (2.4%)
30,000,000	Microsoft Corp., 0.06%, 3/4/15 (b)(c)	29,999,850
Oil, Gas & Consumable Fuels (4.7%)
30,000,000	Chevron Corp., 0.13%, 4/27/15 (b)(c)	29,993,904
30,000,000	Exxon Mobil Corp., 0.11%, 3/6/15 (b)	29,999,542
		59,993,446
Sovereign (2.0%)
25,000,000	Government of Canada, 0.04%, 3/24/15 (b)	24,999,361
Technology Hardware, Storage & Peripherals (2.4%)
30,000,000	Apple, Inc., 0.09%, 5/4/15 (b)(c)	29,995,200
Total Commercial Paper		354,925,729

U.S. Government Agency Securities (22.7%)
Federal Farm Credit Bank
5,000,000	0.11%, 7/28/15 (a)	4,999,898
10,000,000	0.13%, 3/2/16 (a)	10,000,000
5,000,000	0.15%, 7/9/15	4,999,608
		19,999,506
Federal Home Loan Bank
30,000,000	0.03%, 3/27/15 (b)	29,999,242
30,000,000	0.06%, 4/29/15 (b)	29,997,050
28,500,000	0.06%, 5/18/15 (b)	28,496,295
40,000,000	0.09%, 4/24/15 (b)	39,994,600
10,000,000	0.12%, 3/20/15 (a)	10,000,000
10,000,000	0.12%, 5/20/15 (a)	10,000,000
15,000,000	0.12%, 5/8/15	14,999,962
10,000,000	0.12%, 7/7/15 (a)	9,999,825

Principal
Amount	Security Description	Amortized Cost

U.S. Government Agency Securities, continued:
Federal Home Loan Bank, continued:
$20,000,000	0.13%, 5/21/15	$20,001,071
10,000,000	0.13%, 6/16/15	9,999,208
10,000,000	0.13%, 6/25/15 (a)	10,000,000
15,000,000	0.13%, 11/6/15 (a)	15,000,346
		228,487,599
Federal Home Loan Mortgage Corp.
10,000,000	0.15%, 10/16/15 (a)	10,002,245
30,000,000	Series RB, 0.17%, 8/18/15 (b)	29,976,507
		39,978,752
Total U.S. Government Agency Securities		288,465,857

Repurchase Agreements (43.8%)
5,000,000	Bank of Montreal, 0.05%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $5,000,021, collateralized by various U.S. Treasury Obligations, (1.38% - 1.88%), (7/31/18 - 6/30/20), fair value $5,100,094)	5,000,000
247,000,000	Credit Agricole CIB, 0.06%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $247,001,235, collateralized by U.S. Treasury Notes, (0.13%), (4/15/17), fair value $251,940,092)	247,000,000
40,000,000	Goldman Sachs & Co., 0.05%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $40,000,167, collateralized by various U.S. Government Agency Obligations, (0.27% - 5.63%), (10/20/15 - 7/15/37), fair value $40,800,001)	40,000,000
100,000,000	RBC Capital Markets LLC, 0.06%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $100,000,500, collateralized by various U.S. Government Agency Obligations, (0.00% - 7.25%), (3/13/15 - 7/15/36), fair value $102,000,652)	100,000,000
165,000,000	Wells Fargo Securities LLC, 0.06%, 3/2/15, (Purchased on 2/27/15, proceeds at maturity $165,000,825, collateralized by various U.S. Government Agency Obligations, (0.00% - 8.20%), (3/18/15 - 12/14/38), fair value $168,300,662)	165,000,000

Total Repurchase Agreements		557,000,000

Time Deposits (3.2%)
25,000,000	Canadian Imperial Bank of Commerce, 0.04%, 3/2/15	25,000,000
5,000,000	Credit Agricole Cayman Islands, 0.06%, 3/2/15	5,000,000
10,568,830	Royal Bank of Canada, Toronto, 0.01%, 3/2/15	10,568,830
Total Time Deposits		40,568,830

Total Investments (Cost $1,325,960,416) (d) — 104.3%		1,325,960,416
Liabilities in excess of other assets — (4.3)%		(54,766,499)
Net Assets — 100.0%		$1,271,193,917

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(b)	Rate represents the effective yield at purchase.
(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (75.9%)
Variable Rate Demand Notes (71.8%)
Colorado (1.9%)
$4,800,000	Castle Rock Colorado Certificate of Participation, 0.04%, next reset date 3/7/15, final maturity 9/1/37, Enhanced by: LOC(a)	$4,800,000
Florida (1.8%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.04%, next reset date 3/7/15, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Illinois (3.3%)
8,200,000	Cook County Illinois Revenue, 0.03%, next reset date 3/7/15, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
Indiana (7.9%)
10,110,000	Indiana Municipal Power Agency Revenue, 0.02%, next reset date 3/7/15, final maturity 1/1/18, Enhanced by: LOC(a)	10,110,000
9,900,000	Indiana State Financial Authority Hospital Revenue, 0.02%, next reset date 3/7/15, final maturity 3/1/33, Enhanced by: LOC(a)	9,900,000
		20,010,000
Kentucky (1.2%)
3,000,000	Jeffersontown Kentucky Lease Program Revenue, 0.03%, next reset date 3/7/15, final maturity 3/1/30, Enhanced by: LOC(a)	3,000,000
Mississippi (4.0%)
10,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, 0.02%, next reset date 3/7/15, final maturity 12/1/30, Insured by: GTY(a)	10,000,000
Missouri (3.5%)
8,855,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.03%, next reset date 3/7/15, final maturity 11/1/18, Enhanced by: LOC(a)	8,855,000
North Carolina (5.8%)
8,000,000	Charlotte-Mecklenburg North Carolina Hospital Authority Health Care System Revenue, 0.02%, next reset date 3/7/15, final maturity 1/15/44, Insured by: AGM(a)	8,000,000
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, 0.01%, next reset date 3/7/15, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000
		14,400,000
Pennsylvania (7.4%)
8,900,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, 0.01%, next reset date 3/7/15, final maturity 1/1/26, Enhanced by: LOC(a)	8,900,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Pennsylvania, continued:
$1,500,000	Emmaus Pennsylvania General Authority Revenue, 0.02%, next reset date 3/7/15, final maturity 3/1/24, Enhanced by: LOC(a)	$1,500,000
8,000,000	Philadelphia Pennsylvania, 0.02%, next reset date 3/7/15, final maturity 8/1/31, Enhanced by: LOC(a)	8,000,000
		18,400,000
South Carolina (4.1%)
6,085,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.04%, next reset date 3/7/15, final maturity 11/1/25, Enhanced by: LOC(a)	6,085,000
4,290,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.05%, next reset date 3/7/15, final maturity 3/1/27, Enhanced by: LOC(a)	4,290,000
		10,375,000
Tennessee (3.1%)
7,735,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.05%, next reset date 3/7/15, final maturity 11/1/27, Enhanced by: LOC(a)	7,735,000
Texas (16.1%)
6,300,000	Austin Texas Hotel Occupancy Tax Revenue, 0.02%, next reset date 3/7/15, final maturity 11/15/29, Enhanced by: LOC(a)	6,300,000
9,700,000	Gulf Coast Waste Disposal Authority Revenue, Exxon Mobil Corp., 0.01%, next reset date 3/1/15, final maturity 6/1/20(a)	9,700,000
8,250,000	Lower Neches Valley Authority Texas Revenue, 0.01%, next reset date 3/1/15, final maturity 11/1/29(a)	8,250,000
5,900,000	Tarrant County Texas Cultural Educational Facilities Finance Corp. Hospital Revenue, 0.02%, next reset date 3/7/15, final maturity 11/15/50, Enhanced by: LOC(a)	5,900,000
10,000,000	University of Texas Revenue, 0.01%, next reset date 3/7/15, final maturity 8/1/39, Enhanced by: LIQ FAC(a)	10,000,000
		40,150,000
Virginia (2.8%)
6,900,000	Hanover County Virginia Economic Development Authority Revenue, 0.02%, next reset date 3/7/15, final maturity 11/1/25, Enhanced by: LOC(a)	6,900,000
Wisconsin (4.8%)
5,545,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.02%, next reset date 3/7/15, final maturity 9/1/40, Enhanced by: LOC(a)	5,545,000

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wisconsin, continued:
$6,530,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.02%, next reset date 3/7/15, final maturity 3/1/36, Enhanced by: LOC(a)	$6,530,000
		12,075,000
Wyoming (4.1%)
10,200,000	Sweetwater County Wyoming Pollution Control Revenue, 0.01%, next reset date 3/7/15, final maturity 7/1/15, Enhanced by: LOC(a)	10,200,000
Total Variable Rate Demand Notes		179,690,000
Fixed Rate Municipal Bonds (4.1%)
Texas (4.1%)
10,000,000	Texas State Revenue, 1.50%, final maturity 8/31/15	10,068,587
Total Fixed Rate Municipal Bonds		10,068,587
Total Municipal Bonds		189,758,587

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Commercial Paper (8.0%)
Illinois (4.0%)
$10,000,000	Illinois Educational Facilities Authority Revenue, 0.09%, final maturity 3/5/15, Enhanced by: LOC	$10,000,000
Virginia (4.0%)
10,000,000	Peninsula Ports Authority of Virginia Revenue, 0.09%, final maturity 3/18/15, Enhanced by: LOC	10,000,000
Total Municipal Commercial Paper		20,000,000

Investment Companies (16.1%)
21,123,322	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.01%(b)	21,123,322
19,157,386	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.02%(b)	19,157,386
Total Investment Companies		40,280,708

Total Investments (Cost $250,039,295) (c) — 100.0%		250,039,295
Other assets in excess of liabilities — 0.0%		107,895
Net Assets — 100.0%		$250,147,190

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015. The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GTY	Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (96.9%)
Alabama (1.8%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$663,114
Arizona (5.6%)
650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/16 @ 100*	696,443
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	826,942
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	621,350
		2,144,735
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,164
Colorado (4.1%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	948,510
500,000	El Paso County Colorado School District #20, 4.00%, 12/15/25, Callable 12/15/24 @ 100, Insured by: State Aid Withholding*	567,025
		1,515,535
Florida (1.9%)
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	718,928
Georgia (1.1%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	400,670
Hawaii (2.2%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	821,033
Illinois (3.4%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	240,189
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Insured by: AGM, ETM	334,450
10,000	Williamson County Illinois Community High School District No. 210 Lincoln- Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	10,794
660,000	Williamson County Illinois Community High School District No. 210 Lincoln- Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC, ETM	714,265
		1,299,698

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Indiana (2.3%)
$305,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/15	$309,499
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	552,130
		861,629
Iowa (2.1%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	784,685
Maryland (1.6%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	600,056
Massachusetts (1.8%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	669,433
Minnesota (2.2%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	819,113
North Carolina (2.2%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	815,175
Oregon (2.1%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	809,325
Pennsylvania (6.3%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	848,633
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	734,803
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	830,070
		2,413,506
South Carolina (2.2%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	837,139
Tennessee (2.1%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	802,883
Texas (31.9%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	343,194
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Callable 8/15/25 @ 100*	693,662

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$550,000	Del Valle Independent School District, GO, 4.00%, 6/15/26, Callable 6/15/24 @ 100, Insured by: PSF-GTD*	$615,522
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	654,182
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	535,655
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	691,713
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	685,485
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	863,115
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	567,510
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Callable 5/15/25 @ 100*	737,291
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	552,330
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	563,610
545,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Continuously Callable @ 100	580,583
30,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Callable 4/1/17 @ 100*	32,461
625,000	Waco Texas, GO, 4.00%, 2/1/25, Callable 2/1/24 @ 100*	699,444
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	503,586
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	858,479
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	713,683

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	$1,121,494
		12,012,999
Utah (2.1%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Callable 6/15/18 @ 100, Insured by: AGM*	792,316
Virginia (2.1%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	837,802
Washington (10.7%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	548,595
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	572,600
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	557,855
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	865,252
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	793,045
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	724,506
		4,061,853
West Virginia (1.7%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	635,005
Wisconsin (3.2%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	582,670
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	630,341
		1,213,011
Total Municipal Bonds		36,609,807

Investment in Affiliates (3.6%)
1,342,488	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00%(a)	1,342,488
Total Investment in Affiliates		1,342,488

Total Investments (Cost $35,693,263) (b) — 100.5%		37,952,295
Liabilities in excess of other assets — (0.5)%		(176,970)
Net Assets — 100.0%		$37,775,325

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (4.9%)
$40,465	Aegis Asset Backed Securities Trust, Series 2004-6, Class M1, 0.71%, 3/25/35(a)	$40,449
565,083	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.43%, 5/10/32 (a)(b)	559,433
303,526	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	303,483
482,422	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A2, 5.48%, 2/28/41(a)	496,742
538,890	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	558,332
583	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	584
93,452	Citigroup Mortgage Loan Trust, Inc., Series 03-HE4, Class A, 0.58%, 12/25/33(a)(b)(c)	93,403
79,218	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	81,665
45,256	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	46,322
30,852	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.39%, 1/15/34(a)	28,127
731,972	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.05%, 11/25/34(a)	260,376
512,019	GSAMP Trust, Series 2005-HE4, Class M1, 0.62%, 7/25/45(a)	511,471
1,931	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	1,932
40,542	Master Specialized Loan Trust, Series 2005-2, Class A2, 5.01%, 7/25/35(a)(b)	40,450
316,078	Morgan Stanley Capital, Inc., Series 04-SD3, Class A, 0.63%, 6/25/34(a)(b)(c)	316,159
119,460	Nations Equipment Finance Funding LLC, Series 2013-1A, Class A, 1.70%, 11/20/16(b)	119,498
1,440,201	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	1,439,143
49,868	RAAC, Series 2006-RP1, Class A3, 0.47%, 10/25/45(a)(b)	49,803
2,441,217	Raspro Trust, Series 2005-1A, Class G, 0.65%, 3/23/24(a)(b)	2,386,289
346,422	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	342,697
197,464	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	202,235
26,141	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	26,378
103,070	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	102,641

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities, continued:
$18,416	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	$18,399
71,015	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 5.15%, 12/25/33(a)	71,924
350,569	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(a)	280,660
Total Asset Backed Securities		8,378,595

Mortgage Backed Securities† (37.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.1%)
229,741	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.48%, 2/25/36(a)	175,495
17,932	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.51%, 7/25/35(a)	13,514
52,562	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.42%, 7/20/35(a)	43,461
4,199	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.27%, 10/25/36(a)	2,628
154,650	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(a)	156,880
33,538	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	35,024
14,206	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36(a)	11,796
43,820	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.20%, 9/25/34(a)	42,777
724,672	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	741,325
28,811	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.64%, 4/21/34(a)	28,984
65,583	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.87%, 8/25/35(a)	63,399
536,269	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.21%, 8/25/36(a)	288,785
139,634	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.12%, 9/25/34(a)	138,368
50,904	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.75%, 1/25/36(a)	40,904
110,703	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.77%, 6/25/34(a)	112,736
		1,896,076

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities (1.4%)
$34,322	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	$32,021
56,819	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	51,043
12,038	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	12,499
68,086	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	63,117
45,155	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	38,760
44,086	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	39,815
45,545	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	40,060
263,662	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	207,725
124,963	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	130,291
138,422	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	115,954
37,635	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	38,511
110,574	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	115,263
144,256	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	149,424
7,669	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	8,124
545,160	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	584,106
29,645	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	30,652
11,364	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	11,721
259,029	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	262,937
40,150	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	40,980
162,221	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	164,496
95,711	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	79,724
29,524	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	31,180
13,897	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	14,056

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$7,450	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	$7,822
12,418	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	12,583
65,250	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	45,714
69,251	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	61,081
55,546	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	57,716
		2,447,375

Commercial Mortgage Backed Securities (4.8%)
3,605,697	CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48.	3,738,127
14,664	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38(a)	14,684
960,806	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,017,016
3,290,090	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.17%, 12/12/49	3,461,362
31,779	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.13%, 1/15/41	31,864
		8,263,053

Prime Adjustable Rate Mortgage Backed Securities (4.7%)
133,583	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.44%, 3/25/35(a)	128,171
41,136	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.74%, 5/25/35(a)	39,977
394,054	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	207,903
15,930	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.50%, 6/25/34(a)	15,991
41,121	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.62%, 7/25/33(a)	41,223
34,186	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.64%, 2/25/36(a)	29,046
28,302	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.64%, 9/25/33(a)	28,160
23,160	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.90%, 11/20/36(a)	19,129

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$18,191	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.37%, 9/25/34(a)	$16,851
35,140	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.43%, 10/25/35(a)	34,627
122,717	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.59%, 10/25/36(a)	105,861
23,948	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.59%, 1/25/35(a)	23,819
89,232	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.39%, 3/25/31(a)	91,747
43,610	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.69%, 7/25/37(a)	40,501
64,407	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.56%, 8/25/35(a)	63,868
2,112,969	Coast Savings & Loan Association, Series 1992-1, Class A, 2.64%, 7/25/22(a)	2,120,655
101,071	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.46%, 8/25/34(a)	87,410
12,171	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.52%, 2/25/34(a)	11,879
35,493	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.56%, 2/19/34(a)	35,255
530	Countrywide Home Loans, Series 2003-42, Class 1A1, 2.91%, 9/25/33(a)	503
49,077	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.40%, 11/25/32(a)	3,991
109,347	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.71%, 11/25/34(a)	112,419
479,479	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.19%, 6/26/37(a)(b)	479,117
514,504	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36(a)(b)	519,322
44,748	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.56%, 10/25/35(a)	39,173
245,670	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 2.81%, 11/19/35(a)	235,523
255,729	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.00%, 7/25/35 (a)(b)	258,863
97,631	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.64%, 11/25/35(a)	95,235

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$98,224	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.68%, 4/25/35(a)	$97,058
42,147	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.65%, 12/19/35(a)	37,187
211,811	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.73%, 1/19/35(a)	185,696
113,321	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.37%, 8/25/34(a)	112,861
31,096	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.37%, 8/25/34(a)	27,495
138,282	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.59%, 9/25/36(a)	115,581
9,960	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.65%, 10/25/34(a)	9,736
84,076	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.69%, 8/25/36(a)	59,173
53,675	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.67%, 7/25/36(a)	47,399
8,894	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.47%, 8/25/36(a)	7,605
8,740	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 2.65%, 9/25/35(a)	8,686
18,971	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.22%, 7/25/35(a)	18,925
138,450	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.78%, 1/26/37(a)(b)	138,046
68,150	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 2.80%, 1/27/47(a)(b)	68,539
208,355	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	214,247
6,154	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.24%, 9/25/17(a)	6,302
4,011	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.38%, 2/25/34(a)	4,028
32,362	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.56%, 7/25/34(a)	32,037
43,173	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.16%, 12/25/34(a)	42,725
99,888	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.46%, 8/25/34(a)	99,948
61,388	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.64%, 8/25/34(a)	60,684

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$4,738	RAAC, Series 2004-SP2, Class A1, 5.89%, 1/25/17(a)	$4,772
166,205	RBSSP Resecuritization Trust, Series 2009-9, Class 13A1, 0.45%, 5/26/37 (a)(b)	163,641
120,399	Sequoia Mortgage Trust, Series 12-2, Class A2, 3.50%, 4/25/42(a)	122,162
123,643	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.35%, 6/25/34(a)	122,061
27,033	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.44%, 12/25/35(a)	25,975
90,062	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.46%, 11/25/34(a)	88,715
101,598	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.48%, 12/25/34(a)	97,554
6,719	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.51%, 2/25/34(a)	6,741
484,763	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.52%, 4/25/34(a)	484,463
37,251	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.46%, 12/27/35(a)	29,941
59,332	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.45%, 7/25/33(a)	58,881
36,479	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.09%, 8/20/35(a)	11,958
5,384	Washington Mutual, Series 2006-AR8, Class 1A1, 2.24%, 8/25/46(a)	4,655
23,719	Washington Mutual, Series 2004-AR3, Class A2, 2.37%, 6/25/34(a)	23,934
24,446	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.59%, 7/25/44(a)	23,440
180,252	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 1.96%, 11/25/36(a)	159,228
29,761	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.23%, 9/25/36(a)	26,633
13,842	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.50%, 12/25/34(a)	14,011
53,867	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.59%, 8/25/33(a)	54,880
21,626	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.60%, 7/25/34(a)	21,808
10,837	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.60%, 4/25/36(a)	10,541

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$17,963	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.61%, 6/25/34(a)	$18,176
101,711	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.61%, 2/25/35(a)	102,158
29,773	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.62%, 6/25/34(a)	29,977
		7,986,482

Prime Fixed Mortgage Backed Securities (1.7%)
1,462	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	1,485
129,908	BNPP Mortgage Securities LLC, Series 2009-1, Class A1, 6.00%, 8/27/37(b)	134,615
86,464	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(b)	87,280
159	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	160
59,955	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	62,969
218,879	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	240,738
22,454	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	24,477
119,250	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	121,638
686	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	684
20,049	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	20,379
263,417	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	269,651
104,472	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	105,975
49,100	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	51,464
162,468	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	76,137
82,930	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	90,287
62,799	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	50,852
88,804	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	86,534

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$43,329	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	$44,314
54,693	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	47,822
152,051	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	159,514
32,302	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	28,013
16,582	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	16,963
118,367	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	118,847
22,223	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	22,342
10,008	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	10,291
16,837	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	17,939
4,836	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	4,882
14,259	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	14,510
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.68%, 9/25/33(a)	111,460
187	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	189
1,343	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,354
28,780	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	27,651
45,279	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	46,949
188,425	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	188,408
160,979	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	163,870
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,054
28,752	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	28,698
9,257	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	9,415
7,331	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	7,400
831	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	841
18,227	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	18,651

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$222,218	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	$227,855
86,059	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	89,796
		2,835,353
U.S. Government Agency Mortgage Backed Securities (23.7%)
1,781,875	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	1,730,762
62,091	Fannie Mae, 1.95%, 1/1/35, Pool #805386(a)	66,177
1,225,936	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	1,208,893
948,976	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	943,145
424,652	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	415,621
862,279	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	867,444
18,412	Fannie Mae, 2.31%, 6/1/32, Pool #725286(a)	19,424
28,495	Fannie Mae, 2.38%, 12/1/22, Pool #303247(a)	29,665
63,231	Fannie Mae, 2.42%, 2/1/30, Pool #556998(a)	64,970
441,050	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	449,495
4,130,045	Fannie Mae, Series 2013-50, Class BE, 2.50%, 8/25/42	4,205,271
17,889	Fannie Mae, 3.00%, 7/1/27, Pool #123496(a)	17,987
514,755	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	532,314
829,152	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	858,882
976,180	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	982,596
2,107,566	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	2,140,431
3,070,920	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	3,168,877
421	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	424
55,972	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	61,675
6,984	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	7,583
24,412	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	28,973
351	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	402
742	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	749
1,300	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	1,463
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,837

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$18,535	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(a)	$20,152
788,241	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	775,236
3,279,816	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	3,254,293
1,667	Freddie Mac, 1.63%, 3/1/17, Pool #350044(a)	1,707
16,635	Freddie Mac, 1.92%, 4/1/36, Pool #1N0148(a)	17,521
1,240,165	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	1,258,924
1,601,131	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	1,607,949
1,636,349	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	1,673,257
347,136	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	354,634
2,375,366	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	2,398,043
584,463	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	597,863
1,340,165	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	1,369,661
352,462	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	359,472
1,701,580	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,761,295
2,978,832	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	3,135,724
2,547,828	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	2,683,082
82,861	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	89,041
365,269	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	373,437
11,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	11,828
6,834	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	7,293
211	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	211
5,171	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	5,611
4,008	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	4,420
631	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	693
2,711	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	2,963
2,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	2,255
5,529	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	6,242
3,915	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	4,505
8,718	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(a)	9,047
4,637	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(a)	4,822

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$5,802	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	$6,031
5,814	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(a)	6,152
8,475	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	8,554
29,900	Government National Mortgage Assoc., 1.63%, 5/20/34, Pool #80916(a)	31,087
9,086	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	9,425
457,468	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	420,145
5,010	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	5,033
4,279	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	4,434
12,935	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	13,334
278,815	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	284,493
614	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	624
166	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	190
191	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	211
48	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	49
485	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	512
		40,391,515
Total Mortgage Backed Securities		63,819,854

Corporate Bonds (9.6%)
Banks (1.9%)
2,250,000	JPMorgan Chase & Co., 1.88%, 3/20/15, MTN	2,251,803
1,000,000	Westpac Banking Corp., 3.00%, 8/4/15	1,011,317
		3,263,120
Capital Markets (0.5%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	295,000
500,000	Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100(a)(e)	340,000
334,874	Preferred Term Securities V, 2.35%, 4/3/32, Continuously Callable @ 100(a)(b)	150,693
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)(f)	10,672
		796,365
Consumer Finance (1.1%)
1,357,000	American Express Centurion Bank, 0.88%, 11/13/15	1,361,794
500,000	American Express Credit Corp., 1.75%, 6/12/15, MTN	501,805
		1,863,599

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Financial Services (1.0%)
$1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	$1,141,368
545,000	General Electric Capital Corp., 1.63%, 7/2/15	547,335
		1,688,703
Electric Utilities (0.6%)
1,000,000	Wisconsin Electric Power Co., 6.25%, 12/1/15	1,040,902
Health Care Equipment & Supplies (0.7%)
1,200,000	Baxter International, Inc., 4.63%, 3/15/15	1,202,084
Insurance (0.6%)
1,000,000	MetLife Global Funding I, 1.70%,
	6/29/15 (b)	1,004,557
Internet Software & Services (1.5%)
1,250,000	eBay, Inc., 0.73%, 8/1/19 (a)	1,227,411
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,388,529
		2,615,940
Real Estate Management & Development (1.7%)
2,865,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	2,856,408
Total Corporate Bonds		16,331,678

Municipal Bonds (0.1%)
Nevada (0.1%)
250,000	Carson City Nevada, GO, 4.50%, 3/1/28, Pre-refunded 3/1/15 @ $100, Insured by: NATL-RE	250,000
Total Municipal Bonds		250,000

Shares or
Principal
Amount	Security Description	Value

U.S. Government Agency Securities (4.5%)
Fannie Mae Strips
$1,000,000	12.14%, 11/15/16 (f)	$988,152
Federal Home Loan Bank
1,050,000	1.00%, 2/4/22, Callable 5/4/15 @ 100*(c)	1,047,773
Freddie Mac
2,125,000	1.00%, 12/18/19, Callable 3/18/15 @
	100*(a)(c)	2,125,750
3,500,000	1.00%, 9/29/17	3,506,640
		5,632,390
Total U.S. Government Agency Securities		7,668,315

U.S. Treasury Obligations (42.6%)
U.S. Treasury Notes
14,000,000	0.25%, 9/15/15	14,008,750
15,000,000	0.25%, 2/29/16	14,994,134
6,500,000	0.38%, 4/30/16	6,502,542
2,700,000	0.75%, 12/31/17	2,683,757
10,000,000	0.88%, 11/30/16	10,057,030
5,000,000	0.88%, 4/15/17	5,020,310
7,000,000	1.00%, 10/31/16	7,056,329
8,000,000	2.00%, 4/30/16	8,152,496
4,000,000	2.13%, 5/31/15	4,019,064
Total U.S. Treasury Obligations		72,494,412

Investment in Affiliates (0.6%)
1,102,072	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	1,102,072
Total Investment in Affiliates		1,102,072

Total Investments (Cost $172,683,925) (h) — 99.7%		170,044,926
Other assets in excess of liabilities — 0.3%		440,940
Net Assets — 100.0%		$170,485,866

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2015.
(d)	Issuer has defaulted on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2015, illiquid securities were 0.2% of the Fund’s net assets.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (4.2%)
$498,871	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.89%, 10/25/34(a)	$490,139
180,103	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	186,600
22,444	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	22,962
352,990	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	352,731
649,880	Raspro Trust, Series 2005-1A, Class G, 0.65%, 3/23/24(a)(b)	635,259
536,455	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	543,529
11,050	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	11,039
171,205	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(a)	173,633
Total Asset Backed Securities		2,415,892

Mortgage Backed Securities† (36.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (3.1%)
35,370	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	35,406
122,490	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	112,763
39,563	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	39,613
32,852	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	33,874
44,554	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	45,350
138,770	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	109,329
138,844	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.25%, 6/25/36(a)	112,313
26,735	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	27,520
19,023	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	19,271
51,556	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	54,922
23,210	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	24,194
108,880	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	113,556
47,897	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	48,756
15,591	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	16,533

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$46,618	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	$48,424
58,739	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	60,178
47,401	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(a)	48,209
86,128	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	80,303
38,707	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	39,665
120,567	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	66,571
65,995	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40 (a)(b)	58,287
9,806	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	9,840
17,196	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	17,545
30,076	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	29,548
114,309	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	119,610
33,729	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	32,230
34,985	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	29,406
53,252	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	40,029
77,528	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	66,538
120,865	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	110,375
116,149	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	101,448
		1,751,606

Commercial Mortgage Backed Securities (3.6%)
1,000,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,054,294
960,806	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,017,016
		2,071,310

Prime Adjustable Rate Mortgage Backed Securities (2.6%)
25,881	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.84%, 11/20/34(a)	24,713

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$9,931	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.53%, 10/25/33(a)	$10,138
42,501	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.78%, 11/25/34(a)	41,953
58,103	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.41%, 2/25/34(a)	56,019
56,150	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.46%, 8/25/34(a)	48,561
57,483	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.30%, 4/25/37(a)	42,254
89,302	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.51%, 10/25/36(a)	80,273
136,710	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.56%, 2/25/35(a)	139,323
16,747	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.58%, 4/25/36(a)	15,244
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.65%, 9/25/35(a)	578,199
4,738	RAAC, Series 2004-SP2, Class A1, 5.89%, 1/25/17(a)	4,772
249,504	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 0.82%, 3/25/35(a)	247,835
151,510	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.40%, 3/25/34(a)	152,108
18,240	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.09%, 8/20/35(a)	5,979
3,885	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 2.63%, 5/25/34(a)	3,883
		1,451,254
Prime Fixed Mortgage Backed Securities (1.4%)
49,196	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	48,480
8,565	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	8,634
19,212	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	19,666
30,575	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	29,247
20,819	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	21,088
24,180	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	26,657

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$4,630	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	$4,664
32,020	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	32,352
27,548	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	29,298
13,517	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	13,400
31,889	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	29,951
13,224	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	13,478
60,239	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	63,519
38,490	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	40,236
27,385	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	27,778
4,588	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	4,666
1,867	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	1,926
6,791	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	6,983
64,017	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	69,968
6,972	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	7,326
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.68%, 9/25/33(a)	74,307
134,683	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	140,194
885	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	892
16,932	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32	17,258
9,883	Residential Funding Mortgage Securities I, Inc., Series 2004-S5, Class 2A1, 4.50%, 5/25/19	10,000
23,380	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	23,377
716	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	721

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$383	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	$387
16,364	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	16,770
4,001	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	4,015
1,984	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	2,094
		789,332

U.S. Government Agency Mortgage Backed Securities (25.5%)
222,734	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	216,345
1,391	Fannie Mae, Series 1992-45, Class F, 1.92%, 4/25/22(a)	1,421
204,323	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	201,482
7,695	Fannie Mae, 2.15%, 9/1/33, Pool #739372(a)	8,177
212,326	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	207,811
344,913	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	346,979
13,101	Fannie Mae, 2.39%, 1/1/37, Pool #906675(a)	13,990
406,060	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	412,292
220,525	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	224,747
970,888	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	977,472
4,369	Fannie Mae, 2.63%, 7/1/23, Pool #224951(a)	4,399
476,148	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	492,391
207,288	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	214,720
1,115,676	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	1,126,168
745,795	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	769,584
14,029	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	14,687
429	Fannie Mae, 6.00%, 4/1/35, Pool #735503	491
6,676	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	7,016
8	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	8
4,669	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	5,025
3,842	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	4,344
21,376	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	25,119
1,263	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	1,470

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$5,758	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	$6,480
3,735	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	4,162
588	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	655
2,312	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	2,580
918	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	1,013
1,031	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	1,154
582	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	653
1,605,235	Federal Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,612,566
425	Freddie Mac, Series 1222, Class P, 1.41%, 3/15/22(a)	431
197,060	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	193,809
458,983	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	455,411
888,701	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	892,485
409,087	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	418,314
497,913	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	502,667
927,894	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	950,091
446,722	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	456,554
49,080	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	49,820
732,374	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	754,589
486,816	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	503,900
765,985	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	806,329
633,679	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	667,319
22,298	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	22,839
36,884	Freddie Mac, 5.10%, 8/1/34, Pool #755230(a)	39,418
1,542	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	1,591
8,851	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	9,680
3,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	3,404
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,377
6,828	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	7,531
6,681	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	7,445
4,849	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	5,451

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,228	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	$2,481
5,498	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	6,279
1,867	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	2,079
9,723	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	10,932
13,087	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	14,775
1,130	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	1,233
793	Freddie Mac, 9.00%, 5/1/16, Pool #170164	815
1,051	Freddie Mac, 9.00%, 6/1/16, Pool #170171	1,088
1,317	Freddie Mac, 9.00%, 9/1/16, Pool #170192	1,366
480,521	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	484,425
98,029	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	90,031
196,129	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	200,271
8,388	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	8,515
213	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	255
4,736	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	4,961
1,375	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,553
217	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	250
603	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	688
3,034	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,438
10,548	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	12,133
10,929	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	12,227
557	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	569
		14,520,220
Total Mortgage Backed Securities		20,583,722

Corporate Bonds (9.4%)
Banks (0.7%)
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	416,468
Capital Markets (3.3%)
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	110
500,000	Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100 (a)(d)	340,000

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets, continued:
$500,000	Preferred Term Securities XI, Class B-1, 1.84%, 9/24/33, Continuously Callable @ 100 (a)(d)	$300,000
973,987	Preferred Term Securities XX, Class B-2, 0.69%, 3/22/38, Continuously Callable @ 100 (a)(b)	574,653
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (d)(e)	10,672
1,031,254	Preferred Term Securities XXVI, Series B-2, 0.80%, 9/22/37, Continuously Callable @ 100 (a)(b)	647,112
		1,872,547
Diversified Financial Services (1.6%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	393,877
472,606	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	496,601
		890,478
Diversified Telecommunication Services (0.1%)
50,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 9/15/15 @ 101 *	50,469
Internet Software & Services (0.7%)
400,000	eBay, Inc., 0.73%, 8/1/19 (a)	392,772
IT Services (0.7%)
400,000	IBM Corp., 1.63%, 5/15/20	394,192
Real Estate Management & Development (1.6%)
900,000	Fishers Lane LLC, 2.03%, 4/5/17	897,301
Technology Hardware, Storage & Peripherals (0.7%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	411,820
Total Corporate Bonds		5,326,047

Taxable Municipal Bonds (1.2%)
Illinois (0.9%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	499,710
Missouri (0.3%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	169,076
Total Taxable Municipal Bonds		668,786

U.S. Government Agency Securities (7.5%)
Fannie Mae
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(f)	502,986
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (e)	988,151
Federal Home Loan Bank
500,000	0.50%, 8/28/19, Callable 5/28/15 @ 100 *(f)	500,000
750,000	1.00%, 2/4/22, Callable 5/4/15 @ 100 *(f)	748,409
500,000	1.00%, 3/12/18, Callable 6/12/15 @ 100 *(f)	500,497
		1,748,906
Freddie Mac
500,000	1.00%, 12/18/19, Callable 3/18/15 @ 100 *(a)(f)	500,177

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Freddie Mac, continued:
$500,000	1.00%, 1/30/20, Callable 4/30/15 @ 100 *(a)	$500,488
		1,000,665
Total U.S. Government Agency Securities		4,240,708

U.S. Treasury Obligations (39.5%)
U.S. Treasury Bonds
250,000	3.00%, 5/15/42	270,195
275,000	4.25%, 11/15/40	363,773
		633,968
U.S. Treasury Inflation Index Bonds
1,583,000	0.13%, 1/15/23	1,617,415

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Notes
$1,500,000	0.25%, 9/15/15	$1,500,938
700,000	0.75%, 3/15/17	701,586
2,050,000	0.88%, 5/15/17	2,057,368
4,000,000	1.00%, 10/31/16	4,032,188
1,500,000	1.38%, 6/30/18	1,511,601
500,000	1.50%, 7/31/16	507,422
4,500,000	1.50%, 5/31/19	4,520,741
500,000	2.13%, 5/31/15	502,383
3,000,000	2.13%, 2/29/16	3,054,843
1,750,000	2.50%, 5/15/24	1,825,742
		20,214,812
Total U.S. Treasury Obligations		22,466,195

Investment in Affiliates (4.0%)
2,283,290	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.01%(g)	2,283,290
Total Investment in Affiliates		2,283,290

Total Investments (Cost $59,914,064) (h) — 102.0%		57,984,640
Liabilities in excess of other assets — (2.0)%		(1,125,835)
Net Assets — 100.0%		$56,858,805

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Issuer has defaulted on the payment of interest.
(d)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2015, illiquid securities were 1.1% of the Fund’s net assets.

(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2015.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MBIA	Municipal Bond Insurance Association

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (1.4%)
$361,624	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	$374,670
42,644	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	43,628
43,783	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	47,280
564,785	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	564,370
10,292	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	10,464
137,654	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	133,574
Total Asset Backed Securities		1,173,986

Mortgage Backed Securities† (31.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
127,700	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.95%, 11/25/36(a)	87,299
56,165	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	57,940
173,259	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	160,189
		305,428
Alt-A - Fixed Rate Mortgage Backed Securities (3.1%)
37,890	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	34,643
53,805	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	47,246
73,494	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	67,657
45,662	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	34,577
172,193	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	163,583
276,780	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	244,237
27,075	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	28,705
56,520	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	47,968
367,625	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	309,143
369,662	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	296,871
68,472	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	72,938

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$11,774	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	$11,889
97,733	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	98,938
147,203	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	152,115
91,869	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	97,315
136,101	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	141,943
47,897	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	48,756
56,097	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	57,203
11,532	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	12,018
31,025	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	32,801
49,978	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	42,008
502,445	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	458,469
209,923	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	174,422
		2,675,445
Commercial Mortgage Backed Securities (1.0%)
850,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	896,150
Prime Adjustable Rate Mortgage Backed Securities (1.5%)
361,873	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.41%, 2/25/36(a)(b)	361,291
828,431	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.55%, 8/25/35(a)	812,212
21,966	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.06%, 6/25/36(a)	19,729
66,509	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.13%, 4/25/29(a)	65,584
17,011	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.05%, 6/25/36(a)	14,801
9,120	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.09%, 8/20/35(a)	2,990
		1,276,607
Prime Fixed Mortgage Backed Securities (3.4%)
5,384	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	5,403
239	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	243
5,279	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	5,282
306,363	Chaseflex Trust, Series 2006-2, Class A5, 5.32%, 9/25/36(a)	283,024

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$33,285	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	$34,342
56,619	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	57,349
38,344	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	27,004
75,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	76,599
6,007	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	6,283
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	23,696
48,037	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	48,822
140,499	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	142,045
23,299	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	24,169
25,147	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	26,587
234,560	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	203,319
25,057	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class	25,434
202,896	1A5, 5.50%, 12/25/34 Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	150,029
21,434	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	20,287
509	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	524
6,389	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	6,675
81,858	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.07%, 4/25/36(a)	76,640
61,245	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	62,245
62,831	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	65,915
17,632	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	18,305
5,877	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	6,102
3,540	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	3,587
80,312	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	87,778

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$12,873	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	$13,292
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	234,059
301,515	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	304,820
590	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	595
8,245	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	8,365
25,449	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	26,231
72,290	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	74,333
44,256	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	19,862
611,407	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	548,197
31,851	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	34,359
178,210	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	188,038
18,109	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	18,677
		2,958,516
U.S. Government Agency Mortgage Backed Securities (22.2%)
653,832	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	644,743
424,652	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	415,621
431,141	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	433,724
29,079	Fannie Mae, 2.43%, 12/1/27, Pool #422279(a)	30,086
678,547	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	688,962
441,050	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	449,495
728,166	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	733,104
514,755	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	532,314
207,288	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	214,720
728,492	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	733,281
1,228,368	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	1,267,550
174,368	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	183,123

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,282	Fannie Mae, 4.50%, 5/1/19, Pool #761398	$1,353
313	Fannie Mae, 5.00%, 3/1/18, Pool #688031	330
1,490	Fannie Mae, 5.00%, 8/1/33, Pool #730856	1,655
660	Fannie Mae, 5.00%, 7/1/35, Pool #832198	734
924	Fannie Mae, 5.50%, 2/1/33, Pool #683351	1,044
439	Fannie Mae, 5.50%, 9/1/34, Pool #725773	496
9,091	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	10,366
7,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	7,753
8,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	8,939
24,526	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	27,757
23,106	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	25,883
91,675	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.08%, 8/25/42(a)	99,135
433,533	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	426,380
248,033	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	251,785
22,539	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	22,900
669,069	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	684,410
1,221,456	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,236,022
822,242	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	830,092
1,623,814	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	1,662,658
78,368	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	80,021
110,429	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	112,094
693,171	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	714,886
1,098,561	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	1,131,884
836,737	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	866,498
1,228,413	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,271,522
186,187	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	193,983
323,149	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	325,277
1,276,642	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	1,343,881
1,070,700	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	1,127,539
22,298	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	22,839

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$7,069	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	$7,696
735	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	840
6,128	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	7,000
3,308	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	3,770
33,502	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	37,447
687	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	723
2,004	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	2,094
10,267	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	11,543
163,382	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	150,052
136,835	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	142,830
6,914	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	7,550
15,748	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	17,899
7,652	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	8,434
221	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	247
5,030	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	5,630
		19,220,594
Total Mortgage Backed Securities		27,332,740

Corporate Bonds (4.6%)
Banks (0.9%)
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	798,706
Capital Markets (1.1%)
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	70
1,000,000	Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100 (a)(d)	680,000
500,000	Preferred Term Securities XI, Class B-1, 1.84%, 9/24/33, Continuously Callable @ 100 (a)(d)	300,000
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36 (d)(e)	5,336
		985,406
Diversified Financial Services (1.6%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	590,815
708,908	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	744,902
		1,335,717
Diversified Telecommunication Services (0.3%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/15 @ 101 *	127,182

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Telecommunication Services, continued:
$135,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 9/15/15 @ 101*	$136,266
		263,448
IT Services (0.7%)
600,000	IBM Corp., 1.63%, 5/15/20	591,288
Total Corporate Bonds		3,974,565

Taxable Municipal Bonds (0.2%)
Missouri (0.2%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	138,335
55,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	57,563
Total Taxable Municipal Bonds		195,898

U.S. Government Agency Securities (10.4%)
Fannie Mae
300,000	1.63%, 10/26/15	302,792
1,000,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(f)	1,005,971
800,000	3.00%, 3/27/28, Callable 3/27/15 @ 100 *(a)	795,434
		2,104,197
Fannie Mae Strips
500,000	12.14%, 11/15/16 (e)	494,076
Federal Home Loan Bank
750,000	0.50%, 8/28/19, Callable 5/28/15 @ 100 *(f)	750,000
1,000,000	1.00%, 2/4/22, Callable 5/4/15 @ 100 *(f)	997,879
800,000	1.00%, 1/15/30, Callable 4/15/15 @ 100 *(a)	800,910

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Home Loan Bank, continued:
$1,000,000	1.00%, 3/19/25, Callable 6/19/15 @ 100*(a)(f)	$999,556
100,000	1.25%, 10/29/21, Callable 4/29/15 @ 100*(a)(f)	98,670
		3,647,015
Freddie Mac
1,700,000	1.00%, 12/18/19, Callable 3/18/15 @ 100*(a)(f)	1,700,599
1,000,000	1.00%, 1/30/20, Callable 4/30/15 @ 100 *(a)	1,000,976
		2,701,575
Total U.S. Government Agency Securities		8,946,863
U.S. Treasury Obligations (50.5%)
U.S. Treasury Bonds
4,294,000	3.00%, 5/15/42	4,640,874
925,000	4.25%, 11/15/40	1,223,601
		5,864,475
U.S. Treasury Inflation Index Bonds
2,473,000	0.13%, 1/15/23	2,526,765
U.S. Treasury Notes
1,500,000	0.50%, 6/30/16	1,501,758
8,875,000	0.88%, 5/15/17	8,906,897
6,000,000	1.00%, 10/31/16	6,048,282
250,000	1.25%, 8/31/15	251,406
1,000,000	1.50%, 7/31/16	1,014,844
9,700,000	1.50%, 5/31/19	9,744,707
500,000	1.75%, 5/31/16	508,555
2,440,000	2.38%, 8/15/24	2,518,919
2,250,000	2.50%, 5/15/24	2,347,382
2,200,000	2.75%, 11/15/23	2,343,860
		35,186,610
Total U.S. Treasury Obligations		43,577,850

Investment in Affiliates (4.0%)
3,465,861	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	3,465,861
Total Investment in Affiliates		3,465,861
Total Investments (Cost $89,580,604) (h) — 102.7%		88,667,763
Liabilities in excess of other assets — (2.7)%		(2,304,353)
Net Assets — 100.0%		$86,363,410

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Issuer has defaulted on the payment of interest.
(d)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2015, illiquid securities were 1.1% of the Fund’s net assets.

(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2015.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (49.8%)
Aerospace & Defense (1.2%)
1,165	Honeywell International, Inc.	$119,739
217	L-3 Communications Holdings, Inc.	28,086
914	Lockheed Martin Corp.	182,846
531	Northrop Grumman Corp.	87,992
332	Orbital ATK, Inc.	22,005
84	Precision Castparts Corp.	18,169
1,754	Raytheon Co.	190,782
1,162	The Boeing Co.	175,288
227	United Technologies Corp.	27,674
		852,581
Air Freight & Logistics (0.2%)
1,062	United Parcel Service, Inc., Class B	108,037
Airlines (0.9%)
4,731	Alaska Air Group, Inc.	301,128
1,701	American Airlines Group, Inc.	81,478
1,069	Delta Air Lines, Inc.	47,592
117	Southwest Airlines Co.	5,059
2,049	Spirit Airlines, Inc.(a)	159,371
		594,628
Auto Components (0.1%)
96	BorgWarner, Inc.	5,900
3,786	Gentex Corp.	66,709
228	Lear Corp.	24,834
		97,443
Automobiles (0.3%)
9,927	Ford Motor Co.	162,207
826	Thor Industries, Inc.	50,931
		213,138
Banks (2.2%)
3,916	Bank of America Corp.	61,912
3,255	BB&T Corp.	123,853
259	Comerica, Inc	11,857
1,000	East West Bancorp, Inc.	39,950
1,641	First Niagara Financial Group, Inc.	14,539
11,521	FNB Corp.	147,814
3,384	JPMorgan Chase & Co.	207,372
1,498	KeyCorp	20,867
180	PacWest BanCorp	8,250
2,638	PNC Financial Services Group	242,590
91	Signature Bank(a)	11,225
612	SVB Financial Group(a)	75,215
407	TCF Financial Corp.	6,386
4,927	U.S. Bancorp	219,793
5,319	Wells Fargo & Co.	291,429
		1,483,052
Beverages (1.2%)
89	Brown-Forman Corp., Class B	8,160
1,105	Constellation Brands, Inc., Class A(a)	126,766
114	Dr Pepper Snapple Group, Inc.	8,982
1,553	Molson Coors Brewing Co., Class B	117,857
2,043	Monster Beverage Corp.(a)	288,309
1,730	PepsiCo, Inc.	171,235
2,297	The Coca-Cola Co.	99,460
		820,769
Biotechnology (1.7%)
1,532	Alexion Pharmaceuticals, Inc.(a)	276,326
190	Alnylam Pharmaceuticals, Inc.(a)	19,291
1,018	Amgen, Inc.	160,559
436	Biogen Idec, Inc.(a)	178,581
1,008	BioMarin Pharmaceutical, Inc.(a)	107,927

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Biotechnology, continued:
872	Celgene Corp.(a)	$105,974
1,832	Gilead Sciences, Inc.(a)	189,667
102	Intercept Pharmaceuticals, Inc.(a)	22,580
588	Medivation, Inc.(a)	69,108
1,945	Myriad Genetics, Inc.(a)	66,266
		1,196,279
Building Products (0.2%)
1,108	A.O. Smith Corp	69,837
392	Lennox International, Inc.	40,870
		110,707
Capital Markets (1.4%)
228	BlackRock, Inc.	84,684
752	Eaton Vance Corp.	31,659
976	Federated Investors, Inc., Class B	32,140
229	Franklin Resources, Inc.	12,327
708	Goldman Sachs Group, Inc.	134,371
3,119	Golub Capital BDC, Inc.	55,393
1,361	Invesco Ltd	54,807
584	Lazard Ltd., Class A	29,714
838	Legg Mason, Inc.	47,992
450	LPL Financial Holdings, Inc	20,187
4,147	New Mountain Finance Corp.	61,749
2,011	Raymond James Financial, Inc.	114,888
2,169	SEI Investments Co.	93,354
1,580	T. Rowe Price Group, Inc.	130,508
932	Waddell & Reed Financial, Inc., Class A	46,097
		949,870
Chemicals (0.8%)
491	Airgas, Inc.	57,555
1,115	Cytec Industries, Inc.	58,571
931	Ecolab, Inc.	107,568
690	LyondellBasell Industries NV, Class A	59,278
72	Monsanto Co.	8,671
170	Praxair, Inc.	21,743
69	Sigma-Aldrich Corp.	9,526
91	The Mosaic Co.	4,847
35	The Sherwin-Williams Co.	9,982
1,567	The Valspar Corp.	135,780
1,097	Westlake Chemical Corp.	73,236
		546,757
Commercial Services & Supplies (0.5%)
807	Cintas Corp.	67,368
3,775	Covanta Holding Corp.	81,804
4,653	Knoll, Inc.	98,783
154	Republic SVCS, Inc.	6,302
789	Stericycle, Inc.(a)	106,491
316	Waste Management, Inc.	17,216
		377,964
Communications Equipment (0.9%)
9,111	Cisco Systems, Inc.	268,865
50	F5 Networks, Inc.(a)	5,906
867	Harris Corp.	67,349
1,605	Juniper Networks, Inc.	38,376
181	Motorola Solutions, Inc	12,297
817	Palo Alto Networks, Inc.(a)	116,194
1,669	QUALCOMM, Inc.	121,019
		630,006
Construction & Engineering (0.0%)
507	AECOM Technology Corp.(a)	15,240

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Construction & Engineering, continued:
549	Quanta Services, Inc.(a)	$15,801
		31,041
Construction Materials (0.2%)
1,472	Eagle Materials, Inc.	115,552
Consumer Finance (0.1%)
270	Discover Financial Services	16,465
2,319	SLM Corp.	21,961
		38,426
Containers & Packaging (0.3%)
1,145	Ball Corp.	82,108
295	Bemis Co., Inc.	14,396
131	Crown Holdings, Inc.(a)	6,943
1,551	Packaging Corp. of America	128,516
		231,963
Distributors (0.0%)
89	Genuine Parts Co.	8,551
552	LKQ Corp.(a)	13,566
		22,117
Diversified Consumer Services (0.0%)
682	DeVry Education Group, Inc.	24,927
Diversified Financial Services (0.6%)
1,475	Berkshire Hathaway, Inc., Class B(a)	217,429
186	CBOE Holdings, Inc	11,166
306	CME Group, Inc.	29,355
596	Leucadia National Corp.	14,143
466	Moody’s Corp	45,174
2,321	The NASDAQ OMX Group, Inc.	116,421
		433,688
Diversified Telecommunication Services (0.4%)
3,186	AT&T, Inc.	110,108
1,527	Level 3 Communications, Inc.(a)	82,244
2,240	Verizon Communications, Inc.	110,768
628	Windstream Holdings, Inc.	4,955
		308,075
Electric Utilities (0.6%)
141	American Electric Power Co., Inc.	8,119
1,522	Cleco Corp.	82,842
284	Duke Energy Corp.	22,308
2,025	Edison International	130,107
153	Entergy Corp.	12,165
115	Eversource Energy	5,951
646	Great Plains Energy, Inc.	17,190
939	ITC Holdings Corp	36,367
252	NextEra Energy, Inc.	26,072
2,213	Pepco Holdings, Inc.	60,061
111	PPL Corp.	3,785
		404,967
Electrical Equipment (0.3%)
972	Acuity Brands, Inc.	154,043
142	AMETEK, Inc.	7,546
120	Eaton Corp. PLC	8,521
153	Emerson Electric Co	8,862
98	Hubbell, Inc., Class B	11,152
80	Rockwell Automation, Inc.	9,363
		199,487
Electronic Equipment, Instruments & Components (0.3%)
181	Amphenol Corp., Class A	10,219
8,751	Corning, Inc.	213,525
		223,744

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Energy Equipment & Services (0.9%)
398	Atwood Oceanics, Inc.	$12,342
223	Cameron International Corp.(a)	10,499
1,229	Dril-Quip, Inc.(a)	89,300
136	FMC Technologies, Inc.(a)	5,430
299	Helmerich & Payne, Inc.	20,051
175	Oceaneering International, Inc.	9,543
4,608	Patterson-UTI Energy, Inc.	86,100
3,855	RPC, Inc.	51,811
3,267	Schlumberger Ltd.	274,951
522	Superior Energy Services, Inc.	11,682
528	Unit Corp.(a)	16,125
		587,834
Food & Staples Retailing (1.4%)
286	Costco Wholesale Corp.	42,031
2,610	CVS Caremark Corp.	271,101
3,368	Sysco Corp.	131,318
5,289	The Kroger Co.	376,313
318	Walgreens Boots Alliance, Inc.	26,419
922	Wal-Mart Stores, Inc.	77,383
118	Whole Foods Market, Inc.	6,666
		931,231
Food Products (1.5%)
259	Bunge Ltd.	21,181
2,732	Cal-Maine Foods, Inc.	102,805
100	Campbell Soup Co.	4,659
152	ConAgra Foods, Inc.	5,317
355	General Mills, Inc.	19,095
1,812	Hain Celestial Group, Inc.(a)	113,304
1,458	Hershey Co.	151,311
1,978	Hormel Foods Corp.	115,733
149	Kellogg Co.	9,608
82	Keurig Green Mountain, Inc.	10,462
344	Kraft Foods Group, Inc.	22,037
1,069	Mead Johnson Nutrition Co.	111,988
2,124	Mondelez International, Inc., Class A	78,450
2,981	Pinnacle Foods, Inc.	108,210
4,254	Tyson Foods, Inc., Class A	175,733
383	Whitewave Foods Co.(a)	15,684
		1,065,577
Gas Utilities (0.1%)
678	Atmos Energy Corp.	35,961
799	Questar Corp.	18,681
1,413	UGI Corp.	48,028
		102,670
Health Care Equipment & Supplies (1.2%)
869	Abbott Laboratories	41,165
314	Baxter International, Inc	21,713
81	Becton, Dickinson & Co.	11,884
982	Edwards Lifesciences Corp.(a)	130,625
342	Hill-Rom Holdings, Inc.	16,389
1,660	Medtronic PLC	128,799
184	ResMed, Inc.	11,842
757	Sirona Dental Systems, Inc.(a)	68,751
2,436	Smith & Nephew PLC ADR	89,767
1,297	St. Jude Medical, Inc.	86,484
1,054	Stryker Corp.	99,867
693	The Cooper Cos., Inc.	113,631
72	Zimmer Holdings, Inc.	8,668
		829,585

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services (1.5%)
89	Aetna, Inc	$8,860
720	Anthem, Inc.	105,444
2,079	Brookdale Senior Living, Inc.(a)	77,983
44	CIGNA Corp.	5,352
628	Community Health System, Inc.(a)	30,471
71	Express Scripts Holding Co.(a)	6,020
507	HCA Holdings, Inc.(a)	36,271
3,095	Health Net, Inc.(a)	177,498
90	Laboratory Corp. of America
	Holdings(a)	11,073
640	LifePoint Hospitals, Inc.(a)	46,054
475	McKesson Corp.	108,633
1,654	Omnicare, Inc.	126,928
1,775	UnitedHealth Group, Inc.	201,692
1,982	VCA Antech, Inc.(a)	105,601
		1,047,880
Health Care Technology (0.0%)
173	Cerner Corp.(a)	12,466
Hotels, Restaurants & Leisure (1.5%)
1,890	Brinker International, Inc.	112,379
359	Chipotle Mexican Grill, Inc.(a)	238,725
139	Choice Hotels International, Inc.	8,822
360	Hyatt Hotels Corp.(a)	21,794
1,912	Marriott International, Inc., Class A	158,887
571	McDonald’s Corp.	56,472
1,306	Royal Caribbean Cruises Ltd.	99,805
2,688	Six Flags Entertainment Corp.	121,740
1,400	Starbucks Corp.	130,879
675	Wyndham Worldwide Corp.	61,749
101	Wynn Resorts Ltd.	14,393
255	Yum! Brands, Inc.	20,683
		1,046,328
Household Durables (0.8%)
660	GoPro, Inc., Class A(a)	27,707
1,405	Harman International Industries, Inc.	193,876
2,510	Jarden Corp.(a)	133,206
1,149	Leggett & Platt, Inc.	51,762
76	NVR, Inc.(a)	101,232
1,810	Toll Brothers, Inc.(a)	69,341
		577,124
Household Products (0.6%)
488	Church & Dwight Co., Inc.	41,548
529	Colgate-Palmolive Co.	37,464
727	Kimberly-Clark Corp.	79,723
75	The Clorox Co.	8,148
2,630	The Procter & Gamble Co.	223,892
		390,775
Industrial Conglomerates (0.9%)
1,507	3M Co.	254,156
397	Carlisle Companies, Inc.	36,949
2,304	Danaher Corp.	201,093
3,670	General Electric Co.	95,383
58	Roper Industries, Inc.	9,719
		597,300
Insurance (1.6%)
96	ACE Ltd	10,945
15,431	Aegon NV NYS	120,053
1,944	American International Group, Inc.	107,562
611	Aspen Insurance Holdings Ltd.	28,014
942	Axis Capital Holdings Ltd.	48,825

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
340	Cincinnati Financial Corp.	$17,938
418	Endurance Specialty Holdings Ltd.	26,572
35	Everest Re Group Ltd.	6,210
1,745	FNF Group	64,076
496	Hanover Insurance Group, Inc.	34,839
150	HCC Insurance Holdings, Inc.	8,382
542	Lincoln National Corp.	31,241
2,231	Marsh & McLennan Cos., Inc.	126,923
1,020	Principal Financial Group, Inc	52,193
119	Progressive Corp.	3,171
1,052	Prudential Financial, Inc.	85,054
1,110	The Allstate Corp.	78,366
703	The Chubb Corp.	70,616
201	Travelers Companies, Inc.	21,595
148	W.R. Berkley Corp.	7,387
3,481	XL Group PLC	126,012
		1,075,974
Internet & Catalog Retail (0.1%)
52	Amazon.com, Inc.(a)	19,768
483	Liberty TripAdvisor Holdings, Inc.,
	Class A(a)	15,953
482	Liberty Ventures(a)	19,367
12	Priceline.com, Inc.(a)	14,850
		69,938
Internet Software & Services (1.6%)
2,123	AOL, Inc.(a)	86,066
3,936	Facebook, Inc., Class A(a)	310,827
242	Google, Inc., Class A(a)	136,156
310	Google, Inc., Class C(a)	173,104
362	IAC/InterActiveCorp	24,406
1,761	Twitter, Inc.(a)	84,669
2,007	VeriSign, Inc.(a)	128,488
3,358	Yahoo!, Inc.(a)	148,692
		1,092,408
IT Services (1.0%)
149	Accenture PLC, Class A	13,414
165	Automatic Data Processing, Inc.	14,659
2,384	Broadridge Financial Solutions, Inc.	126,900
352	Cognizant Technology Solutions Corp.,
	Class A(a)	21,995
134	DST Systems, Inc.	14,243
739	Fidelity National Services, Inc.	49,949
1,532	Fiserv, Inc.(a)	119,603
35	Fleetcor Technologies, Inc.(a)	5,370
191	International Business Machines Corp.	30,931
582	MasterCard, Inc., Class A	52,456
851	Paychex, Inc.	42,410
1,302	Total System Services, Inc.	49,736
640	Visa, Inc., Class A	173,637
		715,303
Leisure Products (0.0%)
664	Vista Outdoor, Inc.(a)	28,990
Life Sciences Tools & Services (0.7%)
2,046	Agilent Technologies, Inc.	86,362
608	Bruker Corp.(a)	11,570
215	Charles River Labs International, Inc.(a)	16,484
704	Illumina, Inc.(a)	137,604
116	PerkinElmer, Inc	5,452
757	Qiagen NV(a)	19,122

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Life Sciences Tools & Services, continued:
1,255	Quintiles Transnational Holdings, Inc. (a)	$81,550
1,129	Thermo Fisher Scientific, Inc.	146,770
		504,914
Machinery (0.8%)
394	Crane Co.	26,331
106	Cummins, Inc.	15,076
211	Deere & Co.	19,117
2,664	Hillenbrand, Inc.	84,449
520	Illinois Tool Works, Inc.	51,407
626	Lincoln Electric Holdings, Inc.	43,219
596	Middleby Corp.(a)	63,540
1,470	Oshkosh Corp.	71,721
28	Parker Hannifin Corp	3,435
217	Snap-on, Inc.	31,949
450	Trinity Industries, Inc.	15,129
1,202	Wabtec Corp.	114,058
		539,431
Media (1.5%)
1,487	AMC Networks, Inc., Class A(a)	107,094
2,199	Cablevision Systems Corp., Class A	41,297
262	CBS Corp., Class B	15,484
2,492	Cinemark Holdings, Inc.	101,474
4,800	Comcast Corp., Class A	285,024
471	DreamWorks Animation SKG, Inc., Class A(a)	10,084
309	Madison Square Garden Co. (The), Class A(a)	24,210
1,154	Regal Entertainment Group, Class A	27,281
40	Scripps Networks Interactive, Class A	2,892
161	Time Warner Cable, Inc.	24,802
916	Time Warner, Inc.	74,984
560	Twenty-First Century Fox, Inc., Class A	19,600
152	Viacom, Inc., Class B	10,631
3,024	Walt Disney Co.	314,738
		1,059,595
Metals & Mining (0.2%)
1,413	Compass Minerals International, Inc.	128,117
Multiline Retail (0.5%)
419	Big Lots, Inc.	19,990
1,762	Dollar General Corp.(a)	127,956
120	Dollar Tree, Inc.(a)	9,562
346	Nordstrom, Inc.	27,829
1,900	Target Corp.	145,977
		331,314
Multi-Utilities (0.5%)
403	Alliant Energy Corp.	25,631
2,536	Ameren Corp.	107,551
94	Consolidated Edison, Inc.	5,935
268	Integrys Energy Group, Inc.	20,028
105	Public Service Enterprise Group, Inc.	4,416
518	Sempra Energy	56,048
1,845	Wisconsin Energy Corp.	94,058
		313,667
Oil, Gas & Consumable Fuels (2.8%)
973	Anardarko Petroleum Corp.	81,956
514	Cabot Oil & Gas Production	14,906
1,102	Chevron Corp.	117,561
2,077	ConocoPhillips	135,420

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
283	CVR Energy, Inc.	$11,883
2,180	EOG Resources, Inc.	195,591
446	Equities Corp.	35,595
5,148	Exxon Mobil Corp.	455,805
292	Hess Corp.	21,923
2,727	Kinder Morgan, Inc.	111,834
4,721	Laredo Petroleum Holdings, Inc.(a)	56,322
1,332	Marathon Oil Corp.	37,110
184	Marathon Petroleum Corp.	19,320
1,005	Murphy Oil Corp.	51,144
2,045	Oasis Petroleum, Inc.(a)	29,305
1,433	Occidental Petroleum Corp.	111,602
542	QEP Resources, Inc.	11,642
445	Rowan Companies PLC	9,616
1,431	Royal Dutch Shell PLC ADR, Class A	93,544
683	SM Energy Co.	33,139
2,698	Spectra Energy Corp.	95,752
3,044	The Williams Cos., Inc.	149,278
1,087	Ultra Petroleum Corp.(a)	17,685
		1,897,933
Paper & Forest Products (0.2%)
2,500	International Paper Co.	141,025
Personal Products (0.0%)
133	The Estee Lauder Cos., Inc., Class A	10,995
Pharmaceuticals (2.1%)
2,568	Abbvie, Inc.	155,364
399	Actavis PLC(a)	116,253
102	Allergan, Inc.	23,739
5,107	Bristol-Myers Squibb Co.	311,118
1,011	Eli Lilly & Co.	70,942
2,368	Johnson & Johnson	242,744
116	Mallinckrodt PLC(a)	13,540
5,857	Merck & Co., Inc.	342,869
28	Perrigo Co. PLC	4,325
2,469	Pfizer, Inc.	84,736
2,761	Roche Holding AG ADR	94,233
201	Zoetis, Inc.	9,264
		1,469,127
Professional Services (0.2%)
2,390	Robert Half International, Inc.	148,084
Real Estate Investment Trusts (1.5%)
91	American Tower Corp.	9,022
209	Apartment Investment & Management Co., Class A	7,875
75	AvalonBay Communities, Inc.	12,626
3,790	Chesapeake Lodging Trust	134,772
245	Corrections Corp. of America	9,773
852	Crown Castle International Corp.	73,536
1,116	Douglas Emmett, Inc.	32,219
209	Equity Residential	16,099
5,723	General Growth Properties, Inc.	166,024
265	HCP, Inc.	11,225
178	Health Care REIT, Inc.	13,726
166	Home Properties, Inc.	11,084
3,451	Host Hotels & Resorts, Inc.	72,471
4,702	Outfront Media, Inc.	140,825
90	Post Properties, Inc.	5,118
264	Public Storage, Inc.	52,066
389	Regency Centers Corp.	25,530
102	Simon Property Group, Inc.	19,417

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Real Estate Investment Trusts, continued:
1,043	SL Green Realty Corp.	$132,388
3,022	Stag Industrial, Inc.	75,399
223	Weingarten Realty Investors	8,077
108	Weyerhaeuser Co.	3,792
72	WP Carey, Inc.	4,938
		1,038,002
Real Estate Management & Development (0.6%)
728	CBRE Group, Inc., Class A(a)	24,941
1,428	Jones Lang LaSalle, Inc.	230,265
4,057	Realogy Holdings Corp.(a)	186,622
		441,828
Road & Rail (0.5%)
2,046	CSX Corp.	70,198
179	Norfolk Southern Corp.	19,540
603	Old Dominion Freight Line, Inc.(a)	47,106
1,910	Union Pacific Corp.	229,697
		366,541
Semiconductors & Semiconductor Equipment (2.0%)
123	Analog Devices, Inc.	7,200
320	Cree, Inc.(a)	12,563
6,948	Intel Corp.	231,021
39	KLA-Tencor Corp.	2,533
4,390	Lam Research Corp.	362,000
2,890	Microchip Technology, Inc.	148,170
501	Micron Technology, Inc.(a)	15,366
4,532	ON Semiconductor Corp.(a)	57,783
3,760	Skyworks Solutions, Inc.	329,940
575	Teradyne, Inc.	11,109
3,496	Texas Instruments, Inc.	205,565
155	Xilinx, Inc.	6,567
		1,389,817
Software (1.3%)
1,078	Cadence Design Systems, Inc.(a)	19,787
727	Electronic Arts, Inc.(a)	41,570
174	FactSet Research Systems, Inc.	27,066
13,658	Microsoft Corp.	598,902
2,767	Oracle Corp.	121,250
395	Splunk, Inc.(a)	26,564
119	Synopsys, Inc.(a)	5,523
253	VMware, Inc., Class A(a)	21,523
		862,185
Specialty Retail (1.8%)
72	AutoZone, Inc.(a)	46,273
118	Bed Bath & Beyond, Inc.(a)	8,810
439	Best Buy Co., Inc.	16,726
2,406	Chico’s FAS, Inc.	43,861
3,988	Foot Locker, Inc.	224,006
898	Home Depot, Inc.	103,046
1,211	L Brands, Inc.	111,242
575	Lowe’s Cos., Inc.	42,602
487	O’Reilly Automotive, Inc.(a)	101,359
123	Ross Stores, Inc.	13,015
1,253	Staples, Inc.	21,007
2,590	The Gap, Inc.	107,744
643	Tiffany & Co.	56,725
405	TJX Cos., Inc.	27,799
1,360	Ulta Salon Cosmetics & Fragrance, Inc.(a)	191,434
1,403	Williams-Sonoma, Inc.	112,871
		1,228,520

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Technology Hardware, Storage & Peripherals (2.4%)
9,279	Apple, Inc.	$1,191,980
5,410	EMC Corp.	156,565
2,841	Hewlett-Packard Co.	98,980
167	NetApp, Inc.	6,455
404	SanDisk Corp.	32,292
2,177	Seagate Technology	133,059
		1,619,331
Textiles, Apparel & Luxury Goods (0.4%)
348	Hanesbrands, Inc.	44,384
118	Michael Kors Holdings Ltd.(a)	7,954
404	NIKE, Inc., Class B	39,236
112	Ralph Lauren Corp.	15,390
1,950	VF Corp.	149,487
		256,451
Thrifts & Mortgage Finance (0.1%)
3,472	Oritani Financial Corp.	49,684
Tobacco (0.5%)
3,848	Altria Group, Inc.	216,604
910	Philip Morris International, Inc.	75,494
263	Reynolds American, Inc.	19,888
		311,986
Trading Companies & Distributors (0.0%)
574	Fastenal Co	23,850
34	W.W. Grainger, Inc.	8,055
		31,905
Water Utilities (0.1%)
1,016	American Water Works Co., Inc.	54,945
Total Common Stocks		34,381,998

Asset Backed Securities (2.1%)
$490,337	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.89%, 10/25/34(b)	481,753
90,760	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	94,035
211,794	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(c)	211,639
65,967	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 5.47%, 9/25/33(b)	68,113
30,824	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	32,637
239,687	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(b)	243,086
289,725	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.15%, 12/25/33(b)	294,536
Total Asset Backed Securities		1,425,799

Mortgage Backed Securities† (15.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
338,569	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.45%, 4/25/37(b)	255,644
31,406	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(b)	31,859
		287,503

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities (2.8%)
$141,797	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	$127,362
170,290	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	176,997
143,597	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	126,884
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	64,864
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	146,481
47,980	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	38,421
138,390	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	122,118
22,941	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	20,245
49,570	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	52,212
9,202	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	9,245
161,446	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.25%, 6/25/36(b)	130,595
13,613	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	14,197
115,976	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	125,009
108,554	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	116,309
172,262	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(b)	175,200
49,771	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	46,405
195,401	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	107,891
20,256	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	20,302
24,989	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	21,004
133,985	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	122,258
59,978	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	49,835

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$88,366	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35	$84,330
		1,898,164
Prime Adjustable Rate Mortgage Backed Securities (0.3%)
28,019	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.67%, 9/25/34(b)	23,570
22,250	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.69%, 7/25/37(b)	20,664
105,942	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 6.37%, 5/26/37(b)(c)	108,916
55,214	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	56,775
		209,925
Prime Fixed Mortgage Backed Securities (2.5%)
322,186	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(b)	257,918
62,560	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	56,473
20,231	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	20,717
49,837	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.53%, 5/25/35(b)	47,934
232,348	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	252,848
13,723	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	13,865
39,868	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	12,437
98,068	Countrywide Home Loans, Series 2005-22, Class 2A1, 2.46%, 11/25/35(b)	83,054
123,469	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	125,488
84,299	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	85,227
83,771	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	72,614
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	38,412
41,890	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	29,177
4,435	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	4,103
44,364	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	39,992
3,367	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	3,588

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$13,891	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	$14,296
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.68%, 9/25/33(b)	37,153
34,986	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	37,035
164,057	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	165,222
2,315	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	2,311
250,899	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	255,589
36,758	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	35,619
		1,691,072
U.S. Government Agency Mortgage Backed Securities (9.7%)
296,979	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	288,460
224,755	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	221,630
212,326	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	207,811
431,141	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	433,724
110,263	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	112,374
131,262	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	135,740
103,644	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	107,360
418,883	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	421,636
33,485	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	34,144
75,648	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	80,683
4,696	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	4,751
87,184	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	91,562
44,970	Fannie Mae, 4.50%, 4/1/35, Pool #814522	49,149
1,093	Fannie Mae, 5.00%, 3/1/18, Pool #681351	1,153
51,473	Fannie Mae, 5.50%, 10/1/35, Pool #838584	57,927
4,715	Fannie Mae, 6.00%, 5/1/35, Pool #357778	5,388
7,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	7,807
216,766	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	213,190
17,360	Freddie Mac, 1.83%, 6/1/28, Pool #605508(b)	17,448

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$245,452	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	$250,989
438,529	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	442,715
278,368	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	285,027
81,634	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	83,355
357,377	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	365,243
51,534	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	52,310
277,268	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	285,954
526,394	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	542,360
251,021	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	259,950
161,516	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	162,579
510,657	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	537,552
437,020	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	460,219
28,331	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	29,577
1,718	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	1,813
3,121	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	3,294
3,265	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	3,670
5,103	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	5,666
12,088	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	13,795
63,577	Freddie Mac, 7.50%, 12/15/22	71,662
193,865	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	195,441
89,860	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	82,529
2,033	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,310
46,845	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	53,288
2,748	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	2,860
12,802	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	14,196
		6,700,291
Total Mortgage Backed Securities		10,786,955

Corporate Bonds (1.8%)
Capital Markets (0.2%)
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)	35
194,797	Preferred Term Securities XX, Class B-2, 0.69%, 3/22/38, Continuously Callable @ 100 (b)(c)	114,930

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets, continued:
$121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)(f)	$3,202
		118,167
Diversified Financial Services (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	320,025
Internet Software & Services (0.4%)
300,000	eBay, Inc., 0.73%, 8/1/19 (b)	294,579
IT Services (0.7%)
500,000	IBM Corp., 1.63%, 5/15/20	492,740
Total Corporate Bonds		1,225,511

Taxable Municipal Bonds (0.8%)
Illinois (0.7%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	166,466
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	299,826
		466,292
Missouri (0.1%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	102,470
Total Taxable Municipal Bonds		568,762

U.S. Government Agency Securities (3.7%)
Fannie Mae
250,000	1.63%, 10/26/15	252,327
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(g)	502,986
325,000	3.00%, 3/27/28, Callable 3/27/15 @ 100 *(b)	323,145
500,000	5.00%, 2/13/17	541,771
		1,620,229
Fannie Mae Strips
300,000	12.14%, 11/15/16 (e)	296,446

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Home Loan Bank
$300,000	0.50%, 8/28/19, Callable 5/28/15
	@ 100 *(g)	$300,000
300,000	1.00%, 3/19/25, Callable 6/19/15
	@ 100 *(b)(g)	299,867
		599,867
Total U.S. Government Agency Securities		2,516,542

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds
1,771,000	3.00%, 5/15/42	1,914,062
315,000	4.25%, 11/15/40	416,686
		2,330,748
U.S. Treasury Inflation Index Bonds
887,000	0.13%, 1/15/23	906,284
U.S. Treasury Notes
1,000,000	0.25%, 2/29/16	999,609
300,000	0.75%, 3/31/18	297,211
1,250,000	0.88%, 5/15/17	1,254,493
1,410,000	1.50%, 5/31/19	1,416,498
600,000	2.00%, 8/31/21	608,063
200,000	2.00%, 10/31/21	202,516
1,125,000	2.25%, 11/30/17	1,164,990
300,000	2.50%, 5/15/24	312,984
500,000	2.75%, 2/28/18	525,352
1,300,000	2.75%, 11/15/23	1,385,008
		8,166,724
Total U.S. Treasury Obligations		11,403,756

Investment Companies (6.4%)
3,840	iShares 20+ Year Treasury Bond ETF	497,395
21,320	iShares MSCI EAFE Index Fund	1,387,292
58,799	iShares MSCI Emerging Markets Index
	Fund	2,392,532
5,518	PowerShares DB Commodity Tracking
	ETF	100,262
Total Investment Companies		4,377,481

Investments in Affiliates (3.7%)
1,867,888	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.01%(h)	1,867,888
73,409	Cavanal Hill World Energy Fund,
	Institutional Class	703,997
Total Investments in Affiliates		2,571,885

Total Investments (Cost $57,535,633) (i) — 100.6%		69,258,689
Liabilities in excess of other assets — (0.6)%		(390,095)
Net Assets — 100.0%		$68,868,594

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Issuer has defaulted on the payment of interest.
(e)	Rate represents the effective yield at purchase.
(f)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2015, illiquid securities were 0.0% of the Fund’s net assets.

(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2015.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation
MAC	Municipal Assurance Corp.
NYS	New York Shares
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
ETF	Exchange Traded Fund

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares	Security Description	Value

Common Stocks (99.0%)
Aerospace & Defense (1.2%)
4,560	Honeywell International, Inc.	$468,677
Air Freight & Logistics (1.1%)
4,137	United Parcel Service, Inc., Class B	420,857
Airlines (2.1%)
11,026	American Airlines Group, Inc.	528,146
6,837	Delta Air Lines, Inc.	304,383
		832,529
Automobiles (1.0%)
24,164	Ford Motor Co.	394,840
Banks (4.4%)
9,409	JPMorgan Chase & Co.	576,584
6,475	PNC Financial Services Group	595,441
12,286	U.S. Bancorp	548,078
		1,720,103
Biotechnology (4.0%)
1,998	Amgen, Inc.	315,125
6,551	BioMarin Pharmaceutical, Inc.(a)	701,415
5,353	Gilead Sciences, Inc.(a)	554,196
		1,570,736
Capital Markets (6.6%)
1,457	BlackRock, Inc.	541,159
3,680	Goldman Sachs Group, Inc.	698,427
9,926	Raymond James Financial, Inc.	567,072
9,316	T. Rowe Price Group, Inc.	769,502
		2,576,160
Chemicals (1.5%)
4,985	Ecolab, Inc.	575,967
Commercial Services & Supplies (1.7%)
4,950	Stericycle, Inc.(a)	668,102
Communications Equipment (1.4%)
19,130	Cisco Systems, Inc.	564,526
Diversified Financial Services (1.0%)
2,673	Berkshire Hathaway, Inc., Class B(a)	394,027
Energy Equipment & Services (1.5%)
6,791	Schlumberger Ltd.	571,531
Food & Staples Retailing (2.4%)
9,044	CVS Caremark Corp.	939,400
Food Products (6.8%)
11,125	Hain Celestial Group, Inc.(a)	695,646
7,766	Hershey Co.	805,956
6,665	Mead Johnson Nutrition Co.	698,225
13,861	Mondelez International, Inc., Class A	511,956
		2,711,783
Health Care Equipment & Supplies (4.2%)
15,636	Smith & Nephew PLC ADR	576,187
8,223	St. Jude Medical, Inc.	548,309
5,510	Stryker Corp.	522,073
		1,646,569
Health Care Providers & Services (1.8%)
3,056	McKesson Corp.	698,907
Hotels, Restaurants & Leisure (1.8%)
7,354	Starbucks Corp.	687,489
Household Durables (3.2%)
15,928	Jarden Corp.(a)	845,299
11,094	Toll Brothers, Inc.(a)	425,011
		1,270,310
Industrial Conglomerates (2.8%)
12,737	Danaher Corp.	1,111,685

Shares	Security Description	Value

Common Stocks, continued:
Insurance (1.8%)
12,636	American International Group, Inc.	$699,150
Internet Software & Services (7.1%)
7,950	Facebook, Inc., Class A(a)	627,812
525	Google, Inc., Class A(a)	295,381
957	Google, Inc., Class C(a)	534,389
8,181	Twitter, Inc.(a)	393,342
21,651	Yahoo!, Inc.(a)	958,705
		2,809,629
Life Sciences Tools & Services (4.9%)
13,134	Agilent Technologies, Inc.	554,386
7,958	Quintiles Transnational Holdings, Inc.(a)	517,111
6,647	Thermo Fisher Scientific, Inc.	864,110
		1,935,607
Machinery (3.0%)
9,176	Oshkosh Corp.	447,697
7,627	Wabtec Corp.	723,726
		1,171,423
Media (4.4%)
5,993	AMC Networks, Inc., Class A(a)	431,616
9,593	Comcast Corp., Class A	569,632
7,042	Walt Disney Co.	732,932
		1,734,180
Multiline Retail (2.1%)
11,306	Dollar General Corp.(a)	821,042
Oil, Gas & Consumable Fuels (3.8%)
6,238	Anardarko Petroleum Corp.	525,427
6,309	EOG Resources, Inc.	566,043
4,341	Exxon Mobil Corp.	384,352
		1,475,822
Pharmaceuticals (3.1%)
2,570	Actavis PLC(a)	748,795
7,931	Merck & Co., Inc.	464,281
		1,213,076
Real Estate Investment Trusts (1.0%)
17,767	Host Hotels & Resorts, Inc.	373,107
Road & Rail (2.1%)
6,972	Union Pacific Corp.	838,453
Semiconductors & Semiconductor Equipment (2.8%)
18,466	Texas Instruments, Inc.	1,085,801
Software (2.1%)
18,637	Microsoft Corp.	817,232
Specialty Retail (0.9%)
4,126	Tiffany & Co.	363,996
Technology Hardware, Storage & Peripherals (7.2%)
11,734	Apple, Inc.	1,507,349
31,543	EMC Corp.	912,854
12,353	Hewlett-Packard Co.	430,379
		2,850,582
Textiles, Apparel & Luxury Goods (2.2%)
11,100	VF Corp.	850,926
Total Common Stocks		38,864,224

Investment in Affiliates (1.0%)
386,750	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.01%(b)	386,750
Total Investment in Affiliates		386,750

Total Investments (Cost $29,184,009) (c) — 100.0%		39,250,974
Liabilities in excess of other assets — 0.0%		(320)
Net Assets — 100.0%		$39,250,654

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

ADR	American Depositary Receipt

See notes to financial statements.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (88.0%)
Aerospace & Defense (5.4%)
20,391	Exelis, Inc.	$493,462
1,972	General Dynamics Corp.	273,674
1,296	Lockheed Martin Corp.	259,265
		1,026,401
Airlines (2.9%)
2,388	Alaska Air Group, Inc.	151,996
3,019	American Airlines Group, Inc.	144,610
5,697	Delta Air Lines, Inc.	253,631
		550,237
Automobiles (0.8%)
1,111	Toyota Motor Corp. ADR	150,396
Banks (1.9%)
18,282	FNB Corp.	234,558
10,177	Southern National Bancorp of Virginia, Inc.	123,040
		357,598
Beverages (1.0%)
1,688	Constellation Brands, Inc., Class A(a)	193,647
Biotechnology (1.0%)
1,478	Isis Pharmaceuticals, Inc.(a)	101,332
1,471	Kite Pharma, Inc.(a)	96,262
		197,594
Commercial Services & Supplies (3.3%)
2,808	Stericycle, Inc.(a)	378,996
5,071	US Ecology, Inc.	247,566
		626,562
Communications Equipment (3.1%)
9,776	Cisco Systems, Inc.	288,490
4,129	QUALCOMM, Inc.	299,394
		587,884
Electronic Equipment, Instruments & Components (3.3%)
16,865	Corning, Inc.	411,506
2,206	Littelfuse, Inc.	221,306
		632,812
Energy Equipment & Services (0.8%)
2,327	Baker Hughes, Inc.	145,461
Food & Staples Retailing (1.5%)
7,357	Sysco Corp.	286,849
Food Products (5.0%)
6,071	Hain Celestial Group, Inc.(a)	379,620
2,067	Hershey Co.	214,513
9,830	Pinnacle Foods, Inc.	356,829
		950,962
Health Care Equipment & Supplies (6.2%)
23,813	Smith & Nephew PLC ADR	877,509
3,248	Stryker Corp.	307,748
		1,185,257
Health Care Providers & Services (1.4%)
5,513	Community Health System, Inc.(a)	267,491
Hotels, Restaurants & Leisure (2.6%)
3,892	Cheesecake Factory, Inc.	184,948
3,321	Starbucks Corp.	310,464
		495,412
Household Durables (1.5%)
5,478	Jarden Corp.(a)	290,717
Industrial Conglomerates (2.3%)
4,965	Danaher Corp.	433,345
Internet Software & Services (3.5%)
3,348	Facebook, Inc., Class A(a)	264,392
8,981	Yahoo!, Inc.(a)	397,678
		662,070

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Leisure Products (2.5%)
24,488	Performance Sports Group Ltd.(a)	$474,577
Life Sciences Tools & Services (2.8%)
3,695	Quintiles Transnational Holdings, Inc.(a)	240,101
2,195	Thermo Fisher Scientific, Inc.	285,350
		525,451
Machinery (2.3%)
6,830	John Bean Technologies Corp.	236,045
4,027	Oshkosh Corp.	196,477
		432,522
Media (5.8%)
4,062	AMC Networks, Inc., Class A(a)	292,545
5,131	Cinemark Holdings, Inc.	208,934
2,881	DIRECTV(a)	255,257
2,085	Time Warner Cable, Inc.	321,194
		1,077,930
Oil, Gas & Consumable Fuels (6.3%)
3,197	Anardarko Petroleum Corp.	269,283
1,900	EOG Resources, Inc.	170,468
97,788	Talisman Energy, Inc.	760,791
		1,200,542
Paper & Forest Products (1.9%)
6,538	International Paper Co.	368,809
Pharmaceuticals (1.8%)
1,491	Allergan, Inc.	347,015
Professional Services (1.8%)
9,061	On Assignment, Inc.(a)	346,221
Semiconductors & Semiconductor Equipment (4.0%)
8,351	Intel Corp.	277,671
4,709	Linear Technology Corp.	226,903
2,928	NXP Semiconductors NV(a)	248,573
		753,147
Software (5.2%)
14,361	Activision Blizzard, Inc.	334,899
2,400	Check Point Software Technologies, Ltd.(a)	200,376
4,982	FireEye, Inc.(a)	220,553
3,114	Salesforce.com, Inc.(a)	216,049
		971,877
Technology Hardware, Storage & Peripherals (4.2%)
3,772	Apple, Inc.	484,551
10,512	EMC Corp.	304,217
		788,768
Textiles, Apparel & Luxury Goods (1.9%)
4,579	VF Corp.	351,026
Total Common Stocks		16,678,580

Convertible Bond (4.0%)
$755,000	Volcano Corp., 1.75%, 12/1/17	755,000
Total Convertible Bond		755,000

Investment Companies (5.9%)
23,207	Global X FTSE Greece 20 ETF	300,531
6,400	iShares Currency Hedged MSCI Japan
	ETF	190,080

See notes to financial statements.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Investment Companies, continued:
5,450	PowerShares S&P SmallCap Consumer	$291,139
	Discretionary ETF
5,074	WisdomTree Europe Hedged Equity ETF	326,462
Total Investment Companies		1,108,212

Shares or
Principal
Amount	Security Description	Value

Investment in Affiliates (2.9%)
550,745	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.01%(b)	$550,745
Total Investment in Affiliates		550,745

Total Investments (Cost $17,333,564) (c) — 100.8%		19,092,537
Liabilities in excess of other assets — (0.8)%		(152,063)
Net Assets — 100.0%		$18,940,474

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to financial statements.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (77.9%)
Airlines (1.1%)
10,700	American Airlines Group, Inc.	$512,530
Chemicals (3.0%)
1,270	CF Industries Holdings, Inc.	388,912
21,466	The Dow Chemical Co.	1,056,986
		1,445,898
Electric Utilities (3.6%)
2,670	Duke Energy Corp.	209,729
7,184	El Paso Electric Co.	271,699
21,955	Enersis SA ADR	361,160
3,868	MGE Energy, Inc.	166,672
4,121	NextEra Energy, Inc.	426,358
6,859	Southern Co.	314,074
		1,749,692
Electrical Equipment (1.5%)
52,011	Vestas Wind Systems A/S ADR(a)	727,634
Energy Equipment & Services (11.7%)
1,435	Atwood Oceanics, Inc.	44,499
24,790	Baker Hughes, Inc.	1,549,623
17,106	Cameron International Corp.(a)	805,350
2,105	Ensco PLC ADR, Class A	51,509
5,558	Era Group, Inc.(a)	122,609
748	Halliburton Co.	32,119
11,700	Helmerich & Payne, Inc.	784,602
60,000	Nabors Industries Ltd.	768,600
13,934	Schlumberger Ltd.	1,172,685
10,587	Tenaris SA ADR	302,259
3,254	Transocean Ltd.	52,487
		5,686,342
Gas Utilities (1.8%)
686	AGL Resources, Inc.	33,689
576	Atmos Energy Corp.	30,551
5,255	Northwest Natural Gas Co.	248,299
10,270	The Laclede Group, Inc.	531,576
989	UGI Corp.	33,616
		877,731
Independent Power and Renewable Electricity Producers (0.2%)
2,800	AES Corp.	36,316
1,530	Calpine Corp.(a)	32,436
1,328	NRG Energy, Inc.	31,845
		100,597
Machinery (0.9%)
7,588	Greenbrier Companies, Inc.	445,947
Metals & Mining (0.3%)
3,598	Hi-Crush Partners LP	130,931
Multi-Utilities (5.9%)
4,548	Alliant Energy Corp.	289,253
5,670	Centrica PLC ADR	84,937
4,906	Consolidated Edison, Inc.	309,765
10,240	Dominion Resources, Inc.	738,202
4,912	DTE Energy Co.	402,931
13,176	National Grid PLC ADR	903,347
578	PG&E Corp.	31,056
7,650	Veolia Enviornment ADR	148,640
		2,908,131
Oil, Gas & Consumable Fuels (42.0%)
13,664	Anardarko Petroleum Corp.	1,150,920
21,000	Bonanza Creek Energy, Inc.(a)	565,950
1,167	Cameco Corp.	18,030
371	Chevron Corp.	39,578
4,850	Cimarex Energy Co.	531,948

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
204	CNOOC Ltd. ADR	$29,356
9,162	Concho Resources, Inc.(a)	997,925
563	ConocoPhillips	36,708
679	CONSOL Energy, Inc.	21,864
13,149	Diamondback Energy, Inc.(a)	936,340
20,137	Enbridge, Inc.	935,162
3,356	Eni SpA ADR	125,078
9,776	Enterprise Products Partners LP(a)	325,932
10,300	EOG Resources, Inc.	924,116
830	Exxon Mobil Corp.	73,488
14,500	HollyFrontier Corp.	637,855
14,394	Imperial Oil Ltd.	556,184
3,910	Magellan Midstream Partners LP(a)	321,402
18,000	Noble Energy, Inc.	850,140
800	Peabody Energy Corp.	6,320
2,286	PetroChina Co. Ltd. ADR	266,021
12,190	Phillips 66	956,427
6,337	Pioneer Natural Resources Co.	966,519
6,506	Plains All American Pipeline LP	324,584
6,729	Repsol SA ADR	130,399
1,984	Rex American Resources Corp.(a)	107,850
7,065	Rose Rock Midstream LP(a)	327,675
12,115	Royal Dutch Shell PLC ADR, Class B	825,637
15,085	Sasol Ltd. ADR	549,547
14,287	Ship Finance International Ltd.	228,735
22,793	Southwestern Energy Co.(a)	571,648
19,619	Spectra Energy Corp.	696,278
7,497	Sunoco Logistics Partners LP	331,517
49,375	Synergy Resources Corp.(a)	590,031
75,538	Talisman Energy, Inc.	587,686
14,102	The Williams Cos., Inc.	691,562
6,362	Total SA ADR	341,194
21,000	TransCanada Corp.	920,430
25,209	Ultrapar Participacoes SA ADR	526,364
20,000	Whiting Petroleum Corp.(a)	676,600
4,578	Williams Partners LP	234,119
3,098	World Fuel Services Corp.	169,616
32,000	WPX Energy, Inc.(a)	344,960
		20,449,695
Road & Rail (1.4%)
9,569	Canadian National Railway Co.	661,601
Semiconductors & Semiconductor Equipment (2.4%)
53,570	SunEdison, Inc.(a)	1,186,040
Trading Companies & Distributors (0.9%)
33,000	MRC Global, Inc.(a)	424,710
Water Utilities (1.2%)
573	American States Water Co.	22,994
8,743	American Water Works Co., Inc.	472,822
2,637	Aqua America, Inc.	69,722
		565,538
Total Common Stocks		37,873,017

Corporate Bonds (15.4%)
Diversified Financial Services (3.4%)
$482,000	BP Capital Markets PLC, 2.75%, 5/10/23	474,622
550,000	Schlumberger Investments SA, 3.65%, 12/1/23, Callable 9/1/23 @ 100*	587,698
100,000	Shell International Finance BV, 1.13%, 8/21/17	100,210

See notes to financial statements.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments, Concluded
February 28, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Financial Services, continued:
$500,000	Total Capital Canada Ltd., 2.75%, 7/15/23	$498,075
		1,660,605
Electric Utilities (1.3%)
300,000	Progress Energy, Inc., 5.63%, 1/15/16	312,459
300,000	Southern Co., 2.45%, 9/1/18	308,048
		620,507
Energy Equipment & Services (3.4%)
350,000	Baker Hughes, Inc., 3.20%, 8/15/21, Callable 5/15/21 @ 100*	359,432
250,000	Ensco PLC, 4.70%, 3/15/21	256,867
200,000	FMC Technologies, Inc., 2.00%, 10/1/17	198,489
250,000	Halliburton Co., 3.50%, 8/1/23, Callable 5/1/23 @ 100*	260,983
595,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100*	579,792
		1,655,563
Multi-Utilities (0.6%)
300,000	Dominion Resources, Inc., Series A, 1.40%, 9/15/17	301,128
Oil, Gas & Consumable Fuels (6.7%)
400,000	Anardarko Petroleum Corp., 6.38%, 9/15/17	447,726
700,000	Apache Corp., 1.75%, 4/15/17	705,688

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$300,000	Chevron Corp., 1.10%, 12/5/17, Callable 11/5/17 @ 100*	$299,922
400,000	ConocoPhillips Co., 1.05%, 12/15/17, Callable 11/15/17 @ 100*	398,161
200,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 103*	198,000
450,000	Pioneer Natural Resource Co., 3.95%, 7/15/22, Callable 4/15/22 @ 100*	463,751
400,000	Statoil ASA, 1.95%, 11/8/18	405,083
300,000	Suncor Energy, Inc., 6.10%, 6/1/18	339,495
		3,257,826
Total Corporate Bonds		7,495,629

Investment in Affiliates (7.4%)
3,602,064	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	3,602,064
Total Investment in Affiliates		3,602,064

Total Investments (Cost $49,365,171) (c) — 100.7%		48,970,710
Liabilities in excess of other assets — (0.7)%		(348,050)
Net Assets — 100.0%		$48,622,660

The Adviser has determined that 44.5% of the Fund’s net assets comprise securities the issuers of which derive more than 50% of their assets, revenue or income from countries other than the Unites States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2015.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements
February 28, 2015
(Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust qualifies as an investment company as defined in the Financial Accounting Standards Codification 946 - Financial Services - Investment Companies. As of February 28, 2015, the Trust offered shares of U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified. The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of February 28, 2015, the Service Shares of Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of U.S. Treasury Fund and Cash Management Fund, and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

	●	Level 1 –	quoted prices in active markets for identical assets

	●	Level 2 –	other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

	●	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2015
(Unaudited)

The following is a summary categorization, as of February 28, 2015, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$355,570,254	$—	$355,570,254
Repurchase Agreements	—	698,400,000	—	698,400,000
Total Investments	—	1,053,970,254	—	1,053,970,254

Cash Management Fund
Certificates of Deposit	—	85,000,000	—	85,000,000
Commercial Paper1	—	354,925,729	—	354,925,729
U.S. Government Agency Securities	—	288,465,857	—	288,465,857
Repurchase Agreements	—	557,000,000	—	557,000,000
Time Deposits	—	40,568,830	—	40,568,830
Total Investments	—	1,325,960,416	—	1,325,960,416

Tax-Free Money Market Fund
Municipal Bonds2	—	189,758,587	—	189,758,587
Municipal Commercial Paper2	—	20,000,000	—	20,000,000
Investment Companies	40,280,708	—	—	40,280,708
Total Investments	40,280,708	209,758,587	—	250,039,295

Intermediate Tax-Free Bond Fund
Municipal Bonds2	—	36,609,807	—	36,609,807
Investment in Affiliates	1,342,488	—	—	1,342,488
Total Investments	1,342,488	36,609,807	—	37,952,295

Short-Term Income Fund
Asset Backed Securities	—	8,378,595	—	8,378,595
Mortgage Backed Securities3	—	63,819,854	—	63,819,854
Corporate Bonds1	—	16,331,678	—	16,331,678
Municipal Bond2	—	250,000	—	250,000
U.S. Government Agency Securities	—	7,668,315	—	7,668,315
U.S. Treasury Obligations	—	72,494,412	—	72,494,412
Investment in Affiliates	1,102,072	—	—	1,102,072
Total Investments	1,102,072	168,942,854	—	170,044,926

Intermediate Bond Fund
Asset Backed Securities	—	2,415,892	—	2,415,892
Mortgage Backed Securities3	—	20,583,722	—	20,583,722
Corporate Bonds1	—	5,326,047	—	5,326,047
Taxable Municipal Bonds2	—	668,786	—	668,786
U.S. Government Agency Securities	—	4,240,708	—	4,240,708
U.S. Treasury Obligations	—	22,466,195	—	22,466,195
Investment in Affiliates	2,283,290	—	—	2,283,290
Total Investments	2,283,290	55,701,350	—	57,984,640

Bond Fund
Asset Backed Securities	—	1,173,986	—	1,173,986
Mortgage Backed Securities3	—	27,332,740	—	27,332,740
Corporate Bonds1	—	3,974,565	—	3,974,565
Taxable Municipal Bonds2	—	195,898	—	195,898
U.S. Government Agency Securities	—	8,946,863	—	8,946,863
U.S. Treasury Obligations	—	43,577,850	—	43,577,850
Investment in Affiliates	3,465,861	—	—	3,465,861
Total Investments	3,465,861	85,201,902	—	88,667,763

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2015
(Unaudited)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks1	$34,381,998	$—	$—	$34,381,998
Asset Backed Securities	—	1,425,799	—	1,425,799
Mortgage Backed Securities3	—	10,786,955	—	10,786,955
Corporate Bonds1	—	1,225,511	—	1,225,511
Taxable Municipal Bonds2	—	568,762	—	568,762
U.S. Government Agency Securities	—	2,516,542	—	2,516,542
U.S. Treasury Obligations	—	11,403,756	—	11,403,756
Investment Companies	4,377,481	—	—	4,377,481
Investments in Affiliates	2,571,885	—	—	2,571,885
Total Investments	41,331,364	27,927,325	—	69,258,689

U.S. Large Cap Equity Fund
Common Stocks1	38,864,224	—	—	38,864,224
Investment in Affiliates	386,750	—	—	386,750
Total Investments	39,250,974	—	—	39,250,974

Opportunistic Fund
Common Stocks1	16,678,580	—	—	16,678,580
Convertible Bond	—	755,000	—	755,000
Investment Companies	1,108,212	—	—	1,108,212
Investment in Affiliates	550,745	—	—	550,745
Total Investments	18,337,537	755,000	—	19,092,537

World Energy Fund
Common Stocks1	37,873,017	—	—	37,873,017
Corporate Bonds1	—	7,495,629	—	7,495,629
Investment in Affiliates	3,602,064	—	—	3,602,064
Total Investments	41,475,081	7,495,629	—	48,970,710

1	Please see the Schedule of Portfolio Investments for Industry classification.
2	Please see the Schedule of Portfolio Investments for State classification.
3	Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no significant transfers between Levels 1 and 2 as of February 28, 2015, based on levels assigned to securities on August 31, 2014.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2015
(Unaudited)

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy. Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Purchased Options:

Each of the Funds, except U.S. Treasury Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds will purchase options and index options only when its total investment in such options immediately after such purchase will not exceed 5% of its total assets.

The Funds did not hold purchased options during the period ending February 28, 2015.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of February 28, 2015 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100	03/17/03	$504,403	$500,000	$340,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	398,411	406,542	10,672

Intermediate Bond Fund:
Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100	03/18/03	504,403	500,000	340,000
Preferred Term Securities XI, Class B-1, 1.84%, 9/24/33, Continuously Callable @ 100	09/12/03	515,167	500,000	300,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	398,411	406,542	10,672

Bond Fund:
Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100	03/18/03	1,008,806	1,000,000	680,000
Preferred Term Securities XI, Class B-1, 1.84%, 9/24/33, Continuously Callable @ 100	09/12/03	515,167	500,000	300,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	199,206	203,271	5,336

Balanced Fund:
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	119,523	121,963	3,202

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2015
(Unaudited)

agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund and Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Money Market Mutual Fund Regulatory Changes:

In July 2014, the United States Securities and Exchange Commission (“SEC”) issued final rules that will alter and increase the regulations to which money market funds, including the Cavanal Hill Money Market Funds, are subject. The new rules have varying implementation dates, ranging from July 2015 to October 2016. The SEC’s new rules are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. Upon implementation, the new rules will require institutional prime (general purpose) and institutional municipal money market funds to price and transact at a “floating” net asset value. During periods of extraordinary market stress, the new rules would permit some money market funds to charge shareholders certain liquidity fees payable to the fund upon redemption, as well as provide for redemption gates that could limit or stop redemptions. Certain government and U.S. treasury money market funds will not be subject to any of the new structural changes. The Cavanal Hill Money Market Funds’ management has been reviewing and assessing the effect of the new rules and speaking with investors in order to properly align the interests of investors with implementation of the new rule. Additional information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov.

3.	Related Party Transactions:

Cavanal Hill Investment Management, Inc. (the “Adviser”), a wholly-owned subsidiary of BOKF, NA (“BOK”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

	Annual Advisory Fee	Annual Advisory
Fund	(as a percentage of net assets)	Fee Waivers*
U.S. Treasury Fund	0.15%	0.10%
Cash Management Fund	0.15%	0.10%
Tax-Free Money Market Fund	0.15%	0.10%
Intermediate Tax-Free Bond Fund	0.55%	0.35%
Short-Term Income Fund	0.55%	0.40%
Intermediate Bond Fund	0.55%	0.35%
Bond Fund	0.55%	0.35%
Balanced Fund	0.74%	0.39%
U.S. Large Cap Equity Fund	0.69%	0.29%
Opportunistic Fund	1.35%	0.00%	**
World Energy Fund	0.70%	0.10%	***

*	Contractual fee waivers are in place through December 31, 2015 and may be terminated or modified only with the approval of the Funds’ Board.
**	The Adviser contractually agreed to waive or assume certain expenses through December 31, 2015 so that the expenses for each Class, excluding class-specific fees, do not exceed 1.52%.
***	The Adviser contractually agreed to waive or assume certain expenses through December 31, 2015, so that the expenses for each class, excluding class-specific fees, do not exceed 1.15%.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2015
(Unaudited)

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

	Annual Administration Fee	Annual Administration
Fund	(as a percentage of net assets)	Fee Waivers*
U.S. Treasury Fund	0.12%	0.07%
Cash Management Fund	0.12%	0.07%
Tax-Free Money Market Fund	0.12%	0.10%
Intermediate Tax-Free Bond Fund	0.20%	0.10%
Short-Term Income Fund	0.20%	0.10%
Intermediate Bond Fund	0.20%	0.10%
Bond Fund	0.20%	0.10%
Balanced Fund	0.20%	0.10%
U.S. Large Cap Equity Fund	0.20%	0.10%
Opportunistic Fund	0.20%	0.10%
World Energy Fund	0.20%	0.10%

*	Contractual fee waivers are in place through December 31, 2015.

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. For these services, the Administrator pays Citi an annual fee based on the average daily net assets of the Trust as follows, which is subject to an annual minimum fee equal to the number of Funds multiplied by $42,500.

Asset Breakpoints:	Rate
For the first $2 billion	0.0250%
For the next $2 billion	0.0125%
Over $4 billion	0.0100%

In addition, the Administrator pays Citi for certain reporting and typesetting services. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds.

BOK serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOK is also entitled to any out-of-pocket expenses incurred. For the period ending February 28, 2015, BOK voluntarily waived $56,022, $8,273 and $12,045 of its fee received from the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund, respectively.

Citi also serves the Trust as transfer agent and fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). The fees for these services are covered under the Fund Accounting Agreement. For these services, the Funds pay Citi an annual fee based on the average daily net assets of the Trust as follows:

Asset Breakpoints:*	Rate
For the first $2 billion	0.0350%
For the next $2 billion	0.0275%
Over $4 billion	0.0200%

*	Trust net assets exclude any Fund that commenced operations after July 1, 2011.

Effective April 1, 2015, the Trust’s transfer agent became Sungard Investor Services LLC.

In addition, the Funds pay Citi out-of-pocket expenses and certain fixed-dollar fees based on the number of funds and share classes that commenced operations after July 1, 2011. The Trust is subject to an annual minimum fee, under the Fund Accounting Agreement, equal to the number of funds multiplied by $67,500.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOK. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of the Adviser and BOK, is the Distributor of the Funds pursuant to a Distribution Agreement between the Trust and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by BOSC to pay banks, including BOK, broker dealers and other institutions. For the period ending February 28, 2015, BOSC received $29,462 and BOK received $447,443 from the Distributor. BOSC has contractually agreed to waive 0.15% of such fee paid by the Service Shares, 0.45% of such fee paid by the Premier Shares and 0.13% of such fee paid by the Administrative Shares of the Cash Management Fund through December 31, 2015.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2015
(Unaudited)

redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2015, BOSC and BOK received net shareholder servicing fees of $7,401 and $1,123,201, respectively. For shareholder purchases made through BOSC and BOK, such affiliates have contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2015.

From time to time, fees may be reduced or reimbursed in order to assist one or more of the Funds in maintaining more competitive expense ratios. Fee reductions by the Funds’ service providers are contractual as disclosed in the Funds’ statutory prospectus. Voluntary fee reductions and waivers may also occur on an ad hoc basis. None of the fee waivers are subject to recoupment in subsequent fiscal periods and voluntary fee reductions and waivers may be terminated at any time.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Tax-Free Money Market Fund, Institutional Class) for the period ending February 28, 2015 is noted below:

Fund	Fair Value 8/31/14	Purchases	Sales	Fair Value 2/28/15	Dividend Income
Intermediate Tax-Free Bond Fund	$2,277,136	$5,887,038	$(6,821,686)	$1,342,488	$3

A summary of each Fund’s investment in an affiliated money market fund (Cash Management Fund, Institutional Class) for the period ending February 28, 2015 is noted below:

Fund	Fair Value 8/31/14	Purchases	Sales	Fair Value 2/28/15	Dividend Income
Short-Term Income Fund	$1,346,158	$45,009,670	$(45,253,756)	$1,102,072	$165
Intermediate Bond Fund	1,123,504	22,422,765	(21,262,979)	2,283,290	109
Bond Fund	2,227,688	23,253,973	(22,015,800)	3,465,861	151
Balanced Fund	1,110,345	8,099,017	(7,341,474)	1,867,888	65
U.S. Large Cap Equity Fund	1,165,370	4,068,293	(4,846,913)	386,750	18
Opportunistic Fund	993,539	10,368,370	(10,811,164)	550,745	42
World Energy Fund	2,440,058	19,978,752	(18,816,746)	3,602,064	137

A summary of the Balanced Fund’s investment in an affiliated fund (World Energy Fund, Institutional Class) for the period ending February 28, 2015 is noted below:

Fund	Fair Value 8/31/14	Purchases	Sales	Fair Value 2/28/15	Dividend Income
Balanced Fund	$—	$688,266	$—	$703,997	$1,693

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2015 were as follows:

Fund	Purchases	Sales
Intermediate Tax-Free Bond Fund	$5,324,127	$1,965,000
Short-Term Income Fund	3,869,052	3,081,590
Intermediate Bond Fund	2,886,598	1,752,886
Bond Fund	1,702,473	2,079,163
Balanced Fund	10,434,710	11,441,408
U.S. Large Cap Equity Fund	10,634,582	10,893,675
Opportunistic Fund	21,260,688	21,633,308
World Energy Fund	51,285,144	36,726,698

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2015 were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$25,611,620	$24,629,805
Intermediate Bond Fund	17,993,513	5,613,113
Bond Fund	24,835,609	10,650,507
Balanced Fund	2,380,589	3,273,260

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2015
(Unaudited)

5.	Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund’s concentration is securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

At February 28, 2015, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$35,693,236	$2,349,492	$(90,433)	$2,259,059
Short-Term Income Fund	172,399,634	1,334,145	(3,688,853)	(2,354,708)
Intermediate Bond Fund	59,577,530	1,005,043	(2,597,933)	(1,592,890)
Bond Fund	89,360,679	1,839,154	(2,532,070)	(692,916)
Balanced Fund	57,533,856	12,669,553	(944,720)	11,724,833
U.S. Large Cap Equity Fund	29,213,039	10,108,201	(70,266)	10,037,935
Opportunistic Fund	17,379,242	1,838,057	(124,762)	1,713,295
World Energy Fund	50,747,969	1,015,652	(2,792,911)	(1,777,259)

The tax characteristics of distributions paid to shareholders during the fiscal years ending August 31, 2014 and 2013 were as follows:

	Distributions Paid From:
2014	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$14,545	$—	$14,545	$1,182	$15,727
Cash Management Fund	109,943	—	109,943	—	109,943
Tax-Free Money Market Fund	—	312	312	3,136	3,448
Intermediate Tax-Free Bond Fund	—	71,572	71,572	1,076,069	1,147,641
Short-Term Income Fund	1,850,087	—	1,850,087	—	1,850,087
Intermediate Bond Fund	485,380	—	485,380	—	485,380
Bond Fund	1,220,358	—	1,220,358	—	1,220,358
Balanced Fund	1,748,386	3,412,047	5,160,433	—	5,160,433
U.S. Large Cap Equity Fund	481,150	3,305,176	3,786,326	—	3,786,326
Opportunistic Fund	585,703	30,724	616,427	—	616,427
World Energy Fund	93,668	—	93,668	—	93,668

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2015
(Unaudited)

	Distributions Paid From:
2013	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$63,930	$—	$63,930	$—	$63,930
Cash Management Fund	94,891	—	94,891	—	94,891
Tax-Free Money Market Fund	400	407	807	57,618	58,425
Intermediate Tax-Free Bond Fund	16,785	5,913	22,698	1,090,957	1,113,655
Short-Term Income Fund	2,143,410	—	2,143,410	—	2,143,410
Intermediate Bond Fund	585,155	—	585,155	—	585,155
Bond Fund	1,345,138	—	1,345,138	—	1,345,138
Balanced Fund	1,400,133	1,154,607	2,554,740	—	2,554,740
U.S. Large Cap Equity Fund	320,821	44,550	365,371	—	365,371
Opportunistic Fund	51,038	10,238	61,276	—	61,276

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of August 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income/Tax- Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses*	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
Cash Management Fund	$6,191	$—	$6,191	$(6,656)	$(773,900)	$—	$(774,365)
Tax-Free Money Market Fund	669	557	1,226	(653)	—	—	573
Intermediate Tax-Free Bond	82,394	—	82,394	(86,523)	(382)	2,437,352	2,432,841
Short-Term Income Fund	157,670	—	157,670	(141,999)	(19,630,671)	(2,572,130)	(22,187,130)
Intermediate Bond Fund	75,098	—	75,098	(47,851)	(7,735,823)	(2,335,044)	(10,043,620)
Bond Fund	140,273	—	140,273	(111,665)	(369,622)	(1,917,582)	(2,258,596)
Balanced Fund	872,829	3,013,321	3,886,150	—	—	10,363,302	14,249,452
U.S. Large Cap Equity Fund	820,748	3,007,332	3,828,080	—	—	8,074,632	11,902,712
Opportunistic Fund	244,070	277,443	521,513	—	—	804,745	1,326,258
World Energy Fund	280,870	—	280,870	—	—	2,688,903	2,969,773

*	See below for post-October losses and capital loss carryforwards.
**
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. As of August 31, 2014, the Funds’ deferred post-October capital losses were as follows:

Fund	Post-October Capital Losses
Cash Management Fund	$225
Short-Term Income Fund	1,252,059
Intermediate Bond Fund	269,006
Intermediate Tax-Free Bond	382

At August 31, 2014, the following Funds had capital loss carryforwards as summarized in the tables below.

Fund	Amount	Expires
Cash Management Fund	$19,115	2015
Cash Management Fund	96,738	2017
Cash Management Fund	107,078	2018
Cash Management Fund	550,617	2019
Short-Term Income Fund	37,616	2015
Short-Term Income Fund	115,480	2016
Short-Term Income Fund	11,477,199	2017
Short-Term Income Fund	3,730,874	2018
Short-Term Income Fund	173,448	2019
Intermediate Bond Fund	2,246,539	2017
Intermediate Bond Fund	3,244,666	2018

CAVANAL HILL FUNDS

Notes to Financial Statements, Concluded
February 28, 2015
(Unaudited)

Capital loss carryforwards not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Cash Management Fund	$127	$—	$127
Short-Term Income Fund	—	2,843,995	2,843,995
Bond Fund	30,370	339,252	369,622
Intermediate Bond Fund	—	1,975,612	1,975,612

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration.

7. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued and there are no subsequent events to report.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2015 (unaudited)	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)

Service Shares
Six Months Ended February 28, 2015 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)

Cash Management Fund
Administrative Shares
Six Months Ended February 28, 2015 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)

Premier Shares
Six Months Ended February 28, 2015 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
September 17, 2012(f) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Administrative, Service and Institutional Shares of the U.S. Treasury Fund would have been 0.01%, 0.01%, 0.01%, and 0.05%, 0.05%, 0.05%, respectively.

(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for the Administrative and Institutional Shares of the Cash Management Fund would have been 0.01%, 0.12% and 0.02%, 0.13%, respectively.

(f)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)

$1.000	0.00%		$903,055	0.06%	—		0.86%
1.000	0.00%		941,223	0.07%	—		0.86%
1.000	0.01%		822,664	0.11%	0.01%		0.86%
1.000	0.01%		788,180	0.09%	0.01%		0.86%
1.000	0.01%		825,388	0.15%	0.01%		0.87%
1.000	0.13	%(d)	526,943	0.20%	0.09	%(d)	0.85%

1.000	0.00%		46,587	0.06%	—		0.86%
1.000	0.00%		49,967	0.07%	—		0.86%
1.000	0.01%		39,921	0.10%	0.01%		0.86%
1.000	0.01%		40,533	0.09%	0.01%		0.86%
1.000	0.01%		33,292	0.16%	0.01%		0.87%
1.000	0.13	%(d)	40,385	0.20%	0.08	%(d)	0.86%

1.000	0.00%		120,164	0.06%	—		0.61%
1.000	0.00%		138,842	0.07%	—		0.61%
1.000	0.01%		185,370	0.10%	0.01%		0.61%
1.000	0.01%		148,421	0.09%	0.01%		0.61%
1.000	0.01%		178,898	0.16%	0.01%		0.62%
1.000	0.14	%(d)	200,536	0.20%	0.09	%(d)	0.61%

1.000	0.00%		798,997	0.09%	0.01%		0.86%
1.000	0.01%		722,168	0.10%	0.01%		0.86%
1.000	0.01%		613,298	0.12%	0.01%		0.86%
1.000	0.01%		466,990	0.12%	0.01%		0.86%
1.000	0.01%		436,984	0.24%	0.01%		0.87%
1.000	0.11	%(e)	462,414	0.39%	0.08	%(e)	0.86%

1.000	0.00%		469,865	0.09%	0.01%		0.61%
1.000	0.01%		473,727	0.10%	0.01%		0.61%
1.000	0.01%		570,786	0.12%	0.01%		0.61%
1.000	0.01%		461,016	0.12%	0.01%		0.61%
1.000	0.02%		424,264	0.23%	0.02%		0.62%
1.000	0.22	%(e)	446,334	0.27%	0.20	%(e)	0.61%

1.000	0.01%		2,332	0.09%	0.01%		1.11%
1.000	0.01%		196	0.10%	0.01%		1.11%
1.000	0.02%		219	0.10%	0.01%		1.11%

See notes to financial statements.

CAVANAL HILL FUNDS
Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Tax-Free Money Market Fund
Administrative Shares
Six Months Ended February 28, 2015 (unaudited)	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	—	—	—	—	—

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)

Select Shares
Six Months Ended February 28, 2015 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)

Premier Shares
Six Months Ended February 28, 2015 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
September 17, 2012(d) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)

$1.000	0.00%	$1,631	0.04%	—	0.87%
1.000	0.00%	1,932	0.07%	—	0.87%
1.000	0.01%	3,639	0.14%	0.01%	0.87%
1.000	0.01%	9,441	0.17%	0.01%	0.86%
1.000	0.01%	6,303	0.26%	0.05%	0.94%
1.000	0.01%	17,051	0.27%	0.07%	0.89%

1.000	0.00%	14,635	0.04%	—	0.62%
1.000	0.00%	15,007	0.07%	—	0.62%
1.000	0.01%	28,518	0.12%	0.01%	0.62%
1.000	0.01%	10,843	0.17%	0.02%	0.61%
1.000	0.03%	19,734	0.24%	0.07%	0.68%
1.000	0.06%	39,568	0.25%	0.09%	0.65%

1.000	0.00%	233,871	0.04%	—	0.62%
1.000	0.00%	222,576	0.07%	—	0.62%
1.000	0.01%	286,119	0.13%	0.01%	0.62%
1.000	0.03%	416,443	0.15%	0.04%	0.61%
1.000	0.09%	325,261	0.18%	0.13%	0.68%
1.000	0.14%	364,453	0.15%	0.18%	0.65%

1.000	0.00%	10	0.04%	—	1.12%
1.000	0.00%	10	0.07%	—	1.12%
1.000	0.03%	10	0.11%	0.01%	1.12%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Six Months Ended February 28, 2015 (unaudited)	$11.35	$0.14		$(0.05)	$0.09	$(0.14)	$—	$(0.14)
Year Ended August 31, 2014	11.04	0.31		0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.29		(0.62)	(0.33)	(0.30)	—	(0.30)
Year Ended August 31, 2012	11.38	0.29	(e)	0.34	0.63	(0.28)	(0.06)	(0.34)
Year Ended August 31, 2011	11.48	0.33		(0.10)	0.23	(0.33)	—	(0.33)
Year Ended August 31, 2010	10.96	0.32		0.53	0.85	(0.32)	(0.01)	(0.33)
Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	11.36	0.15		(0.05)	0.10	(0.15)	—	(0.15)
Year Ended August 31, 2014	11.05	0.33		0.34	0.67	(0.34)	(0.02)	(0.36)
Year Ended August 31, 2013	11.68	0.33		(0.63)	(0.30)	(0.33)	—	(0.33)
Year Ended August 31, 2012	11.39	0.32	(e)	0.34	0.66	(0.31)	(0.06)	(0.37)
Year Ended August 31, 2011	11.49	0.35		(0.10)	0.25	(0.35)	—	(0.35)
Year Ended August 31, 2010	10.97	0.35		0.53	0.88	(0.35)	(0.01)	(0.36)
A Shares
Six Months Ended February 28, 2015 (unaudited)	11.36	0.14		(0.06)	0.08	(0.14)	—	(0.14)
Year Ended August 31, 2014	11.05	0.31		0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.39		(0.65)	(0.26)	(0.36)	—	(0.36)
Year Ended August 31, 2012	11.39	0.29	(e)	0.34	0.63	(0.29)	(0.06)	(0.35)
May 2, 2011(g) through August 31, 2011	11.07	0.11		0.32	0.43	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Instititutional Shares would have been 2.87%, 3.14% and 7.83%, 8.11%, respectively for Intermediate Tax-Free Bond Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$11.30	0.79%		$1,964	0.74%	2.48%		1.43%	6%
11.35	5.85%		1,907	0.74%	2.72%		1.43%	—
11.04	(2.92)%		2,262	0.73%	2.57%		1.43%	7%
11.67	5.66%		2,503	0.73%	2.48%		1.42%	8%
11.38	2.14%		2,897	0.85%	2.94%		1.54%	11%
11.48	7.92	%(f)	3,250	0.78%	2.96	%(f)	1.46%	12%

11.31	0.92%		34,365	0.48%	2.73%		1.18%	6%
11.36	6.12%		32,816	0.48%	2.98%		1.18%	—
11.05	(2.66)%		31,112	0.48%	2.82%		1.18%	7%
11.68	5.94%		41,529	0.48%	2.74%		1.17%	8%
11.39	2.38%		37,464	0.50%	3.19%		1.20%	11%
11.49	8.20	%(f)	34,484	0.51%	3.23	%(f)	1.21%	12%

11.30	0.70%		1,446	0.73%	2.48%		1.28%	6%
11.36	5.85%		1,323	0.73%	2.72%		1.28%	—
11.05	(2.33)%		1,491	0.73%	2.57%		1.28%	7%
11.67	5.66%		38	0.73%	2.48%		1.27%	8%

11.39	3.90%		10	0.75%	2.94%		1.32%	11%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Short-Term Income Fund
Investor Shares
Six Months Ended February 28, 2015 (unaudited)	$9.62	$0.04		$—	$0.04	$(0.04)	$—	$(0.04)
Year Ended August 31, 2014	9.51	0.07		0.14	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.12	(g)	(0.01)	0.11	(0.13)	—	(0.13)
Year Ended August 31, 2012	9.42	0.19		0.15	0.34	(0.23)	—	(0.23)
Year Ended August 31, 2011	9.27	0.25		0.16	0.41	(0.26)	—	(0.26)
Year Ended August 31, 2010	8.61	0.42		0.63	1.05	(0.39)	—	(0.39)
Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	9.61	0.05		0.01	0.06	(0.05)	—	(0.05)
Year Ended August 31, 2014	9.51	0.10		0.12	0.22	(0.12)	—	(0.12)
Year Ended August 31, 2013	9.53	0.14	(g)	(0.01)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2012	9.42	0.21		0.16	0.37	(0.26)	—	(0.26)
Year Ended August 31, 2011	9.27	0.28		0.16	0.44	(0.29)	—	(0.29)
Year Ended August 31, 2010	8.61	0.46		0.62	1.08	(0.42)	—	(0.42)
A Shares
Six Months Ended February 28, 2015 (unaudited)	9.62	0.03		0.02	0.05	(0.04)	—	(0.04)
Year Ended August 31, 2014	9.51	0.08		0.13	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.11	(g)	0.01	0.12	(0.14)	—	(0.14)
Year Ended August 31, 2012	9.42	0.18		0.16	0.34	(0.23)	—	(0.23)
May 2, 2011(f) through August 31, 2011	9.40	0.07		0.03	0.10	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 4.66%, 4.94% and 12.26%, 12.58%, respectively for Short-Term Income Fund.

(f)	Commencement of operations.
(g)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$9.62	0.43%		$44,555	0.65%	0.76%		1.39%	17%
9.62	2.21%		41,940	0.67%	0.79%		1.41%	48%
9.51	1.15%		40,195	0.66%	1.29%		1.41%	45%
9.53	3.68%		41,539	0.67%	1.88%		1.42%	62%
9.42	4.48%		27,135	0.73%	2.70%		1.47%	36%
9.27	12.47	%(e)	25,733	0.78%	4.86	%(e)	1.47%	46%

9.62	0.66%		122,879	0.39%	1.02%		1.14%	17%
9.61	2.36%		118,684	0.41%	1.01%		1.16%	48%
9.51	1.41%		99,361	0.41%	1.49%		1.16%	45%
9.53	3.94%		80,073	0.42%	2.15%		1.17%	62%
9.42	4.75%		67,116	0.47%	2.90%		1.22%	36%
9.27	12.79	%(e)	45,921	0.47%	5.17	%(e)	1.22%	46%

9.63	0.53%		3,052	0.64%	0.74%		1.24%	17%
9.62	2.22%		7,970	0.66%	0.68%		1.26%	48%
9.51	1.25%		2,929	0.66%	1.14%		1.26%	45%
9.53	3.69%		10	0.67%	1.90%		1.27%	62%

9.42	1.04%		10	0.71%	2.11%		1.32%	36%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Bond Fund
Investor Shares
Six Months Ended February 28, 2015 (unaudited)	$ 10.54	$ 0.06		$ 0.03	$ 0.09	$ (0.06)	$ —	$ (0.06)
Year Ended August 31, 2014	10.22	0.09		0.36	0.45	(0.13)	—	(0.13)
Year Ended August 31, 2013	9.94	0.16		0.33	0.49	(0.21)	—	(0.21)
Year Ended August 31, 2012	9.69	0.25	(e)	0.32	0.57	(0.32)	—	(0.32)
Year Ended August 31, 2011	9.36	0.44		0.27	0.71	(0.38)	—	(0.38)
Year Ended August 31, 2010	8.45	0.55	(e)	0.85	1.40	(0.49)	—	(0.49)

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	10.55	0.07		0.03	0.10	(0.07)	—	(0.07)
Year Ended August 31, 2014	10.23	0.11		0.37	0.48	(0.16)	—	(0.16)
Year Ended August 31, 2013	9.95	0.20		0.32	0.52	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.70	0.28	(e)	0.32	0.60	(0.35)	—	(0.35)
Year Ended August 31, 2011	9.38	0.47		0.26	0.73	(0.41)	—	(0.41)
Year Ended August 31, 2010	8.46	0.57	(e)	0.86	1.43	(0.51)	—	(0.51)

A Shares
Six Months Ended February 28, 2015 (unaudited)	10.54	0.06		0.03	0.09	(0.06)	—	(0.06)
Year Ended August 31, 2014	10.22	0.09		0.37	0.46	(0.14)	—	(0.14)
Year Ended August 31, 2013	9.94	0.18		0.32	0.50	(0.22)	—	(0.22)
Year Ended August 31, 2012	9.70	0.26	(e)	0.30	0.56	(0.32)	—	(0.32)
May 2, 2011(g) through August 31, 2011	9.62	0.13		0.06	0.19	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 5.70%, 5.96% and 16.59%, 17.00%, respectively for Intermediate Bond Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)

Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$ 10.57	0.84%		$ 20,859	0.77%	1.16%		1.46%	15%
10.54	4.47%		19,477	0.92%	0.76%		1.61%	70%
10.22	4.94%		18,712	0.90%	1.57%		1.59%	26%
9.94	6.02%		12,131	0.89%	2.54%		1.58%	34%
9.69	7.72%		13,166	0.89%	4.65%		1.59%	28%
9.36	17.08	% (f)	12,554	0.85%	6.17	%(f)	1.54%	22%

10.58	0.97%		28,896	0.51%	1.42%		1.21%	15%
10.55	4.74%		20,608	0.66%	1.00%		1.36%	70%
10.23	5.21%		13,746	0.65%	1.97%		1.34%	26%
9.95	6.30%		11,136	0.64%	2.88%		1.33%	34%
9.70	7.88%		10,370	0.64%	4.91%		1.34%	28%
9.38	17.48	%(f)	9,165	0.58%	6.37	%(f)	1.28%	22%

10.57	0.85%		7,104	0.76%	1.16%		1.31%	15%
10.54	4.49%		3,181	0.91%	0.77%		1.46%	70%
10.22	5.00%		113	0.90%	1.72%		1.44%	26%
9.94	5.92%		11	0.89%	2.66%		1.43%	34%

9.70	1.99%		10	0.91%	4.07%		1.48%	28%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Bond Fund
Investor Shares
Six Months Ended February 28, 2015 (unaudited)	$ 9.57	$ 0.07		$ 0.08	$ 0.15	$ (0.07)	$ —	$ (0.07)
Year Ended August 31, 2014	9.32	0.16		0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.20	(g)	(0.16)	0.04	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.26	0.28		0.32	0.60	(0.32)	(0.02)	(0.34)
Year Ended August 31, 2011	8.95	0.37		0.28	0.65	(0.34)	—	(0.34)
Year Ended August 31, 2010	8.18	0.50		0.74	1.24	(0.47)	—	(0.47)

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	9.57	0.08		0.08	0.16	(0.08)	—	(0.08)
Year Ended August 31, 2014	9.32	0.19		0.26	0.45	(0.20)	—	(0.20)
Year Ended August 31, 2013	9.51	0.22	(g)	(0.14)	0.08	(0.27)	—	(0.27)
Year Ended August 31, 2012	9.25	0.31		0.32	0.63	(0.35)	(0.02)	(0.37)
Year Ended August 31, 2011	8.95	0.40		0.27	0.67	(0.37)	—	(0.37)
Year Ended August 31, 2010	8.18	0.51		0.75	1.26	(0.49)	—	(0.49)

A Shares
Six Months Ended February 28, 2015 (unaudited)	9.58	0.07		0.08	0.15	(0.07)	—	(0.07)
Year Ended August 31, 2014	9.33	0.16		0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.18	(g)	(0.12)	0.06	(0.25)	—	(0.25)
Year Ended August 31, 2012	9.26	0.28		0.32	0.60	(0.32)	(0.02)	(0.34)
May 2, 2011(f) through August 31, 2011	9.07	0.12		0.18	0.30	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Instititutional Shares would have been 5.64%, 5.81% and 15.35%, 15.64%, respectively for Bond Fund.

(f)	Commencement of operations.
(g)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$ 9.65	1.60%		$ 8,165	0.70%	1.43%		1.40%	16%
9.57	4.58%		6,988	0.78%	1.70%		1.48%	60%
9.32	0.44%		10,106	0.77%	2.12%		1.47%	34%
9.52	6.60%		12,283	0.76%	3.02%		1.46%	34%
9.26	7.47%		10,592	0.82%	4.17%		1.51%	36%
8.95	15.56	%(e)	8,316	0.83%	5.82	%(e)	1.53%	35%

9.65	1.72%		77,234	0.45%	1.68%		1.15%	16%
9.57	4.84%		65,616	0.53%	1.93%		1.23%	60%
9.32	0.80%		38,124	0.52%	2.32%		1.22%	34%
9.51	6.87%		36,248	0.51%	3.28%		1.21%	34%
9.25	7.62%		30,796	0.56%	4.42%		1.26%	36%
8.95	15.85	%(e)	24,885	0.55%	6.04	%(e)	1.25%	35%

9.66	1.59%		964	0.70%	1.43%		1.25%	16%
9.58	4.58%		505	0.78%	1.62%		1.33%	60%
9.33	0.65%		63	0.77%	1.92%		1.32%	34%
9.52	6.61%		11	0.76%	3.02%		1.31%	34%

9.26	3.29%		10	0.81%	3.77%		1.38%	36%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Balanced Fund
Investor Shares
Six Months Ended February 28, 2015 (unaudited)	$14.29	$0.10		$0.48	$0.58	$ (0.13)	$ (0.82)	$ (0.95)
Year Ended August 31, 2014	13.45	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.84	0.25	(e)	0.84	1.09	(0.25)	(0.23)	(0.48)
Year Ended August 31, 2012	11.96	0.28	(e)	0.88	1.16	(0.28)	—	(0.28)
Year Ended August 31, 2011	10.88	0.28		1.08	1.36	(0.28)	—	(0.28)
Year Ended August 31, 2010	10.30	0.29		0.60	0.89	(0.31)	—	(0.31)

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	14.33	0.12		0.48	0.60	(0.15)	(0.82)	(0.97)
Year Ended August 31, 2014	13.49	0.25		1.65	1.90	(0.25)	(0.81)	(1.06)
Year Ended August 31, 2013	12.87	0.29	(e)	0.85	1.14	(0.29)	(0.23)	(0.52)
Year Ended August 31, 2012	11.99	0.31	(e)	0.88	1.19	(0.31)	—	(0.31)
Year Ended August 31, 2011	10.91	0.31		1.08	1.39	(0.31)	—	(0.31)
Year Ended August 31, 2010	10.32	0.32		0.60	0.92	(0.33)	—	(0.33)

A Shares
Six Months Ended February 28, 2015 (unaudited)	14.27	0.11		0.46	0.57	(0.13)	(0.82)	(0.95)
Year Ended August 31, 2014	13.43	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.83	0.23	(e)	0.86	1.09	(0.26)	(0.23)	(0.49)
Year Ended August 31, 2012	11.96	0.28	(e)	0.87	1.15	(0.28)	—	(0.28)
May 2, 2011(g) through
August 31, 2011	12.67	0.10		(0.73)	(0.63)	(0.08)	—	(0.08)

C Shares
December 31, 2014(g) through February 28, 2015 (unaudited)	13.59	(0.02)		0.33	0.31	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.55%, 2.80% and 8.59%, 8.89%, respectively for Balanced Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$13.92	4.20%		$12,194	0.88%	1.45%		1.62%	19%
14.29	14.40%		12,019	0.93%	1.52%		1.67%	62%
13.45	8.76%		14,352	0.90%	1.92%		1.63%	74%
12.84	9.78%		13,687	0.88%	2.24%		1.62%	64%
11.96	12.49%		16,451	0.89%	2.27%		1.63%	86%
10.88	8.70	% (f)	16,473	0.90%	2.66	% (f)	1.64%	81%

13.96	4.32%		56,427	0.63%	1.69%		1.37%	19%
14.33	14.65%		56,056	0.68%	1.78%		1.42%	62%
13.49	9.09%		52,277	0.65%	2.17%		1.38%	74%
12.87	10.04%		50,960	0.63%	2.52%		1.37%	64%
11.99	12.73%		45,113	0.64%	2.52%		1.38%	86%
10.91	9.00	% (f)	41,545	0.65%	2.91	% (f)	1.39%	81%

13.89	4.13%		237	0.88%	1.44%		1.47%	19%
14.27	14.42%		243	0.93%	1.50%		1.52%	62%
13.43	8.73%		292	0.90%	1.72%		1.48%	74%
12.83	9.80%		10	0.88%	2.25%		1.47%	64%

11.96	5.10%		9	0.86%	2.38%		1.49%	86%

13.90	2.28		10	1.63%	0.37%		2.35%	19%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

U.S. Large Cap Equity Fund
Investor Shares
Six Months Ended February 28, 2015 (unaudited)	$14.80	$0.03	$0.83	$0.86	$(0.03)	$(1.50)	$(1.53)
Year Ended August 31, 2014	13.67	0.07	2.77	2.84	(0.08)	(1.63)	(1.71)
Year Ended August 31, 2013	11.80	0.11	1.89	2.00	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.49	0.08	1.31	1.39	(0.08)	—	(0.08)
Year Ended August 31, 2011	9.47	0.03	1.05	1.08	(0.06)	—	(0.06)
Year Ended August 31, 2010	9.18	0.07	0.26	0.33	(0.04)	—	(0.04)

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	14.88	0.05	0.83	0.88	(0.05)	(1.50)	(1.55)
Year Ended August 31, 2014	13.73	0.11	2.78	2.89	(0.11)	(1.63)	(1.74)
Year Ended August 31, 2013	11.86	0.15	1.88	2.03	(0.14)	(0.02)	(0.16)
Year Ended August 31, 2012	10.54	0.12	1.31	1.43	(0.11)	—	(0.11)
Year Ended August 31, 2011	9.51	0.06	1.06	1.12	(0.09)	—	(0.09)
Year Ended August 31, 2010	9.22	0.10	0.26	0.36	(0.07)	—	(0.07)

A Shares
Six Months Ended February 28, 2015 (unaudited)	14.79	0.03	0.84	0.87	(0.03)	(1.50)	(1.53)
Year Ended August 31, 2014	13.67	0.08	2.76	2.84	(0.09)	(1.63)	(1.72)
Year Ended August 31, 2013	11.81	0.11	1.88	1.99	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.50	0.08	1.31	1.39	(0.08)	—	(0.08)
May 2, 2011(f) through August 31, 2011	11.83	0.02	(1.34)	(1.32)	(0.01)	—	(0.01)

C Shares
December 31, 2014(f) through
February 28, 2015 (unaudited)	13.82	(0.04)	0.34	0.30	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 0.45%, 0.70% and 3.33%, 3.54%, respectively for U.S. Large Cap Equity Fund.

(f)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$14.13	5.90%		$2,370	0.90%	0.39%		1.54%	28%
14.80	21.82%		2,306	0.92%	0.49%		1.56%	94%
13.67	17.09%		1,930	0.93%	0.87%		1.57%	98%
11.80	13.32%		1,602	0.92%	0.72%		1.56%	51%
10.49	11.39%		1,957	0.94%	0.33%		1.58%	72%
9.47	3.63	% (e)	1,610	0.99%	0.74	% (e)	1.61%	45%

14.21	6.01%		36,305	0.65%	0.64%		1.29%	28%
14.88	22.18%		35,209	0.67%	0.74%		1.31%	94%
13.73	17.30%		27,551	0.68%	1.12%		1.32%	98%
11.86	13.61%		27,842	0.67%	0.96%		1.31%	51%
10.54	11.73%		35,655	0.69%	0.59%		1.33%	72%
9.51	3.84	% (e)	29,405	0.71%	1.06	% (e)	1.35%	45%

14.13	5.99%		566	0.90%	0.39%		1.39%	28%
14.79	21.84%		581	0.92%	0.45%		1.41%	94%
13.67	17.02%		65	0.93%	0.77%		1.42%	98%
11.81	13.41%		10	0.92%	0.72%		1.41%	51%

10.50	(11.23)%		9	0.94%	0.56%		1.44%	72%

14.12	2.17%		10	1.64%	(0.53)%		2.27%	28%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Opportunistic Fund
Investor Shares
Six Months Ended February 28, 2015 (unaudited)	$13.85	$(0.04)		$0.66	$0.62	$—	$(0.38)	$(0.38)
Year Ended August 31, 2014	12.85	(0.01)		1.71	1.70	—	(0.70)	(0.70)
Year Ended August 31, 2013	11.26	0.02		2.00	2.02	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012(e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	13.95	(0.02)		0.65	0.63	(0.01)	(0.38)	(0.39)
Year Ended August 31, 2014	12.91	0.02		1.74	1.76	(0.02)	(0.70)	(0.72)
Year Ended August 31, 2013	11.28	0.06		2.02	2.08	(0.04)	(0.41)	(0.45)
Year Ended August 31, 2012(e)	10.00	(0.09	)(f)	1.46	1.37	—	(0.09)	(0.09)

A Shares
Six Months Ended February 28, 2015 (unaudited)	13.89	(0.03)		0.65	0.62	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.88	—		1.72	1.72	(0.01)	(0.70)	(0.71)
Year Ended August 31, 2013	11.26	0.02		2.03	2.05	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012(e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)

C Shares
December 31, 2014(g) through February 28, 2015 (unaudited)	13.60	(0.03)		0.51	0.48	—	—	—

World Energy Fund
Investor Shares
Six Months Ended February 28, 2015 (unaudited)	11.61	(0.05)		(1.99)	(1.94)	(0.03)	(0.06)	(0.09)
February 4, 2014(g) through August 31, 2014	10.00	0.06		1.59	1.65	(0.04)	—	(0.04)

Institutional Shares
Six Months Ended February 28, 2015 (unaudited)	11.62	0.06		(1.98)	(1.92)	(0.05)	(0.06)	(0.11)
February 4, 2014(g) through August 31, 2014	10.00	0.07		1.59	1.66	(0.04)	—	(0.04)

A Shares
Six Months Ended February 28, 2015 (unaudited)	11.61	0.05		(1.99)	(1.94)	(0.03)	(0.06)	(0.09)
February 4, 2014(g) through August 31, 2014	10.00	0.06		1.59	1.65	(0.04)	—	(0.04)

C Shares
Six Months Ended February 28, 2015 (unaudited)	11.58	0.01		(1.97)	(1.96)	(0.03)	(0.06)	(0.09)
February 4, 2014(g) through August 31, 2014	10.00	0.04		1.56	1.60	(0.02)	—	(0.02)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	For the period September 1, 2011 (commencement of operations) through August 31, 2012.
(f)	Calculated using average shares.
(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$ 14.09	4.54%	$1,378	1.77%	(0.49)%	2.37%	117%
13.85	13.32%	1,409	1.87%	(0.15)%	2.48%	276%
12.85	18.41%	729	2.15%	0.13%	3.46%	317%
11.26	13.65%	363	2.90%	(1.10)%	5.36%	207%

14.19	4.57%	12,773	1.52%	(0.23)%	2.12%	117%
13.95	13.76%	12,831	1.57%	0.16%	2.23%	276%
12.91	19.02%	5,730	1.65%	0.36%	3.16%	317%
11.28	13.86%	600	2.65%	(0.86)%	5.11%	207%

14.13	4.52%	4,697	1.77%	(0.48)%	2.22%	117%
13.89	13.42%	4,851	1.82%	(0.10)%	2.33%	276%
12.88	18.66%	1,415	1.90%	0.18%	3.31%	317%
11.26	13.65%	319	2.90%	(1.10)%	5.21%	207%

14.08	3.53%	93	2.52%	(0.86)%	3.06%	117%

9.58	(16.66)%	5,300	1.11%	1.03%	1.56%	89%

11.61	16.51%	5,234	1.06%	1.19%	1.51%	71%

9.59	(16.55)%	26,963	0.85%	1.30%	1.31%	89%

11.62	16.66%	21,322	0.81%	1.41%	1.26%	71%

9.58	(16.66)%	9,569	1.11%	1.01%	1.41%	89%

11.61	16.49%	9,134	1.06%	1.14%	1.36%	71%

9.53	(16.96)%	6,790	1.86%	0.28%	2.31%	89%

11.58	16.01%	5,073	1.81%	0.36%	2.26%	71%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited)
February 28, 2015

REVIEW AND APPROVAL OF THE FUNDS’ ADVISORY AGREEMENT

The Trust’s investment advisory agreement (the “Advisory Agreement”) with Cavanal Hill Investment Management, Inc. (“Cavanal Hill”) was considered by the Board of Trustees at meetings held on October 30, 2014. The Trustees were provided with information regarding the proposed addition of a C Share Class to the Equity Funds that do not already have a C Share Class and the associated addition of such Classes in the Trust’s Advisory Agreement (the Balanced Fund, the U.S. Large Cap Equity Fund and the Opportunistic Fund were identified for the addition and are referred to as the “Equity Funds” in this document; the World Energy Fund was initially launched with a C Share Class). In addition to the information specific as to the C Share Class, the Trustees were reminded of the material reviewed in connection with their annual analysis of the Advisory Agreement and considered the existing C Share Class structure of the World Energy Fund. The data reflected Cavanal Hill’s fee waivers in place, Cavanal Hill’s contractual investment advisory fee levels, as well as additional voluntary fee waivers. The Trustees were provided with information regarding comparable funds in the industry. The Board was assisted in its review by independent legal counsel, who provided information regarding the legal standards for review of the Advisory Agreement and deliberated outside the presence of management and Cavanal Hill.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of whether the C Share Class should be added to the Equity Funds and the Advisory Agreement. No single factor alone was considered determinative. The Trustees, including a majority of independent Trustees, determined that the overall arrangement between the Trust and Cavanal Hill, as provided in the Advisory Agreement, was fair and reasonable and that the inclusion of the C Share Class for the Equity Funds under the Advisory Agreement was in the best interests of each Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services under the Advisory Agreement. In addition to materials furnished specifically in connection with the C Share Class determinations, the Trustees took into account information furnished throughout the year at Trustee meetings. Cavanal Hill’s senior management and portfolio managers presented information to the Trustees at Trustee meetings and discussed Fund performance and the Fund’s investment objectives, strategies and outlook. The Trustees considered the background and experience of Cavanal Hill’s senior management and the expertise of investment personnel of Cavanal Hill responsible for the day-to-day management. The Trustees also considered Cavanal Hill’s research and portfolio management capabilities, oversight of day-to-day Fund operations, including fund accounting and administration, shareholder communications, regulatory and other reporting, and assistance in meeting legal and regulatory requirements. The Trustees concluded that the nature, extent, and quality of services under the Advisory Agreement were appropriate and consistent with industry norms.

Investment Performance

The Trustees discussed with Cavanal Hill the performance goals of the C Share Class as well as the potential effect of market conditions on the Funds. The Trustees were also familiar with the performance results of each Fund of the Trust in absolute terms and relative to each Fund’s peer group.

Cost of Services and Profits Realized by Cavanal Hill and Its Affiliates

Information regarding class structure and proposed fees was presented to the Trustees. The Trustees considered peer group comparable information. The Trustees also considered the potential fallout benefits to Cavanal Hill of soft dollars and profitability information with respect to investment advisory, administration, distribution and custody services. In reviewing and discussing profitability analysis, management discussed with the Trustees its belief that costs incurred in establishing and maintaining the infrastructure necessary to support mutual fund operations conducted by Cavanal Hill affect the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Trustees also took into account the need to meet regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, SEC and other regulatory requirements. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. The Trustees analyzed the fees to be paid to Cavanal Hill in light of the services provided, and in light of profitability to Cavanal Hill. Based on their review, the Trustees concluded that the profitability to Cavanal Hill under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust’s assets. The Trustees concluded that the Funds had not yet attained sufficient size to realize material economies of scale. The Trustees further concluded that current asset levels of the Funds did not warrant formal contractual breakpoints. The Trustees determined that their review of potential economies of scale supports their decision to approve the Advisory Agreement.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued
February 28, 2015

U.S. Treasury Fund:
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	33.2%
Repurchase Agreements	65.3%
Other assets in excess of liabilities	1.5%
Total	100.0%

Cash Management Fund:
Percentage of
Security Allocation	Net Assets
Certificates of Deposit	6.7%
Commercial Paper	27.9%
U.S. Government Agency Securities	22.7%
Repurchase Agreements	43.8%
Time Deposits	3.2%
Liabilities in excess of other assets	(4.3)%
Total	100.0%

Tax-Free Money Market Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	75.9%
Municipal Commercial Paper	8.0%
Investment Companies	16.1%
Total	100.0%

Intermediate Tax-Free Bond Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	96.9%
Investment in Affiliates	3.6%
Liabilities in excess of other assets	(0.5)%
Total	100.0%

Short-Term Income Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	4.9%
Mortgage Backed Securities	37.4%
Corporate Bonds	9.6%
Municipal Bonds	0.1%
U.S. Government Agency Securities	4.5%
U.S. Treasury Obligations	42.6%
Investment in Affiliates	0.6%
Other assets in excess of liabilities	0.3%
Total	100.0%

Intermediate Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	4.2%
Mortgage Backed Securities	36.2%
Corporate Bonds	9.4%
Taxable Municipal Bonds	1.2%
U.S. Government Agency Securities	7.5%
U.S. Treasury Obligations	39.5%
Investment in Affiliates	4.0%
Liabilities in excess of other assets	(2.0)%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	1.4%
Mortgage Backed Securities	31.6%
Corporate Bonds	4.6%
Taxable Municipal Bonds	0.2%
U.S. Government Agency Securities	10.4%
U.S. Treasury Obligations	50.5%
Investment in Affiliates	4.0%
Liabilities in excess of other assets	(2.7)%
Total	100.0%

Balanced Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	49.8%
Asset Backed Securities	2.1%
Mortgage Backed Securities	15.7%
Corporate Bonds	1.8%
Taxable Municipal Bonds	0.8%
U.S. Government Agency Securities	3.7%
U.S. Treasury Obligations	16.6%
Investment Companies	6.4%
Investment in Affiliates	3.7%
Liabilities in excess of other assets	(0.6)%
Total	100.0%

U.S. Large Cap Equity Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	99.0%
Investment in Affiliates	1.0%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	88.0%
Convertible Bond	4.0%
Investment Companies	5.9%
Investment in Affiliates	2.9%
Liabilities in excess of other assets	(0.8)%
Total	100.0%

World Energy Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	77.9%
Corporate Bonds	15.4%
Investment in Affiliates	7.4%
Liabilities in excess of other assets	(0.7)%
Total	100.0%

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued
February 28, 2015

Special Meeting of Shareholders

On October 30, 2014 the holders of a majority of the shares of the Trust approved, by written consent, the amendment and restatement of the Trust’s Investment Restrictions. The principal changes made in the Investment Restrictions include the following:

●	Specifcally describing the ability for a Fund to sell securities short and associated requirements.
●	Removing the restriction on investments in other investment companies from the U.S. Treasury Fund and the Cash Management Fund, subject to each Fund’s investment strategy and the law.
●	Reorganization and consolidation of restrictions applicable to various Funds.
●	Other non-substantive provisions.

An Information Statement describing the changes to the Investment Restrictions that were approved on behalf of the Shareholders by means of the written consent was filed with the SEC on October 31, 2014. The changes to the Investment Restrictions became effective December 31, 2014.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued
February 28, 2015

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2014 through February 28, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
	9/1/14	2/28/15	9/1/14 - 2/28/15	9/1/14 - 2/28/15
U.S. Treasury Fund1
Administrative Shares	$1,000.00	$1,000.00	$0.30	0.06%
Service Shares	1,000.00	1,000.00	0.30	0.06%
Institutional Shares	1,000.00	1,000.00	0.30	0.06%
Cash Management Fund1
Administrative Shares	1,000.00	1,000.00	0.45	0.09%
Institutional Shares	1,000.00	1,000.00	0.45	0.09%
Premier Shares	1,000.00	1,000.10	0.45	0.09%
Tax-Free Money Market Fund1
Administrative Shares	1,000.00	1,000.00	0.20	0.04%
Institutional Shares	1,000.00	1,000.00	0.20	0.04%
Select Shares	1,000.00	1,000.00	0.20	0.04%
Premier Shares	1,000.00	1,000.00	0.20	0.04%
Intermediate Tax-Free Bond Fund1
Investor Shares	1,000.00	1,007.90	3.68	0.74%
Institutional Shares	1,000.00	1,009.20	2.39	0.48%
A Shares	1,000.00	1,007.00	3.63	0.73%
Short-Term Income Fund1
Investor Shares	1,000.00	1,004.30	3.23	0.65%
Institutional Shares	1,000.00	1,006.60	1.94	0.39%
A Shares	1,000.00	1,005.30	3.18	0.64%
Intermediate Bond Fund1
Investor Shares	1,000.00	1,008.40	3.83	0.77%
Institutional Shares	1,000.00	1,009.70	2.54	0.51%
A Shares	1,000.00	1,008.50	3.78	0.76%
Bond Fund1
Investor Shares	1,000.00	1,016.00	3.50	0.70%
Institutional Shares	1,000.00	1,017.20	2.25	0.45%
A Shares	1,000.00	1,015.90	3.50	0.70%
Balanced Fund1
Investor Shares	1,000.00	1,042.00	4.46	0.88%
Institutional Shares	1,000.00	1,043.20	3.19	0.63%
A Shares	1,000.00	1,041.30	4.45	0.88%
C Shares**	1,000.00	1,022.80	2.71	1.63%
U.S. Large Cap Equity Fund1
Investor Shares	1,000.00	1,059.00	4.59	0.90%
Institutional Shares	1,000.00	1,060.10	3.32	0.65%
A Shares	1,000.00	1,059.90	4.60	0.90%
C Shares**	1,000.00	1,021.70	2.73	1.64%
Opportunistic Fund1
Investor Shares	1,000.00	1,045.40	8.98	1.77%
Institutional Shares	1,000.00	1,045.70	7.71	1.52%
A Shares	1,000.00	1,045.20	8.98	1.77%
C Shares**	1,000.00	1,035.30	4.22	2.52%
World Energy Fund1
Investor Shares	1,000.00	833.40	5.05	1.11%
Institutional Shares	1,000.00	834.50	3.87	0.85%
A Shares	1,000.00	833.40	5.05	1.11%
C Shares	1,000.00	830.40	8.44	1.86%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
*	Annualized.
**
Information shown reflects values for the period from December 31, 2014 (commencement of operations) to February 28, 2015 and has been calculated using expense ratios and rates of return of the same period.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Concluded
February 28, 2015

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/14	2/28/15	9/1/14 - 2/28/15	9/1/14 - 2/28/15
U.S. Treasury Fund1
Administrative Shares	$1,000.00	$1,024.50	$0.30	0.06%
Service Shares	1,000.00	1,024.50	0.30	0.06%
Institutional Shares	1,000.00	1,024.50	0.30	0.06%
Cash Management Fund1
Administrative Shares	1,000.00	1,024.35	0.45	0.09%
Institutional Shares	1,000.00	1,024.35	0.45	0.09%
Premier Shares	1,000.00	1,024.35	0.45	0.09%
Tax-Free Money Market Fund1
Administrative Shares	1,000.00	1,024.60	0.20	0.04%
Institutional Shares	1,000.00	1,024.60	0.20	0.04%
Select Shares	1,000.00	1,024.60	0.20	0.04%
Premier Shares	1,000.00	1,024.60	0.20	0.04%
Intermediate Tax-Free Bond Fund1
Investor Shares	1,000.00	1,021.12	3.71	0.74%
Institutional Shares	1,000.00	1,022.41	2.41	0.48%
A Shares	1,000.00	1,021.17	3.66	0.73%
Short-Term Income Fund1
Investor Shares	1,000.00	1,021.57	3.26	0.65%
Institutional Shares	1,000.00	1,022.86	1.96	0.39%
A Shares	1,000.00	1,021.62	3.21	0.64%
Intermediate Bond Fund1
Investor Shares	1,000.00	1,020.98	3.86	0.77%
Institutional Shares	1,000.00	1,022.27	2.56	0.51%
A Shares	1,000.00	1,021.03	3.81	0.76%
Bond Fund1
Investor Shares	1,000.00	1,021.32	3.51	0.70%
Institutional Shares	1,000.00	1,022.56	2.26	0.45%
A Shares	1,000.00	1,021.32	3.51	0.70%
Balanced Fund1
Investor Shares	1,000.00	1,020.43	4.41	0.88%
Institutional Shares	1,000.00	1,021.67	3.16	0.63%
A Shares	1,000.00	1,020.43	4.41	0.88%
C Shares	1,000.00	1,016.71	8.15	1.63%
U.S. Large Cap Equity Fund1
Investor Shares	1,000.00	1,020.33	4.51	0.90%
Institutional Shares	1,000.00	1,021.57	3.26	0.65%
A Shares	1,000.00	1,020.33	4.51	0.90%
C Shares	1,000.00	1,016.66	8.20	1.64%
Opportunistic Fund1
Investor Shares	1,000.00	1,016.02	8.85	1.77%
Institutional Shares	1,000.00	1,017.26	7.60	1.52%
A Shares	1,000.00	1,016.02	8.85	1.77%
C Shares	1,000.00	1,012.30	12.57	2.52%
World Energy Fund1
Investor Shares	1,000.00	1,019.29	5.56	1.11%
Institutional Shares	1,000.00	1,020.58	4.26	0.85%
A Shares	1,000.00	1,019.29	5.56	1.11%
C Shares	1,000.00	1,015.57	9.30	1.86%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
*	Annualized.

C A V A N A L  H I L L  F U N D S

SemiAnn-02/15

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable - Only effective for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date        4/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date        4/28/2015

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date        4/28/2015